                                                                     Prospectus

                                                      CLASS A, B, C & II SHARES

                                                               October 31, 2001
                                                   As Restated February 1, 2002


                                                        The Munder Equity Funds
                                                                       Balanced
                                                                Bio(Tech)/2   /
                                                           International Equity
Large-Cap Growth (formerly Focus Growth) Large-Cap Value (formerly Equity
                                                                        Income)
                                                               Micro-Cap Equity
                                                                  MidCap Select
                                                            Multi-Season Growth
                                                                     Power Plus
                                                  Real Estate Equity Investment
                                                                Small-Cap Value
                                                           Small Company Growth

                                                   The Munder Framlington Funds
                                                   Framlington Emerging Markets
                                                         Framlington Healthcare
                                               Framlington International Growth


                          As with all mutual funds, the Securities and Exchange
                    Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus.
                                   It is a criminal offense to state otherwise.


--------------------------------------------------------------------------------


        [LOGO] Munder Funds
        Be Focused

TABLE OF CONTENTS

 2   Risk/Return Summary
 2   Balanced Fund
 6   Bio(Tech)/2/ Fund
 9   International Equity Fund
13   Large-Cap Growth Fund (formerly Focus Growth Fund)
16   Large-Cap Value Fund (formerly Equity Income Fund)
19   Micro-Cap Equity Fund
22   MidCap Select Fund
25   Multi-Season Growth Fund
28   Power Plus Fund
31   Real Estate Equity Investment Fund
34   Small-Cap Value Fund
38   Small Company Growth Fund
41   Framlington Emerging Markets Fund
45   Framlington Healthcare Fund
49   Framlington International Growth Fund

53   More About The Funds
53   Glossary
54   Principal Investment Strategies and Risks
55   Other Investment Strategies and Risks

58   Your Investment
58   How to Reach the Funds
58   Purchasing Shares
59   Exchanging Shares
60   Redeeming Shares
61   Additional Policies for Purchases, Exchanges and Redemptions
62   Shareholder Privileges

63   Distribution Arrangements
63   Share Class Selection
63   Applicable Sales Charge--Class A Shares
65   Applicable Sales Charge--Class II Shares
65   CDSC
67   12b-1 Fees
67   Other Information

68   Pricing Of Fund Shares

69   Distributions

70   Federal Tax Considerations
70   Taxes on Distributions
70   Taxes on Sales or Exchanges
70   Other Considerations

71   Management
71   Investment Advisor and Sub-advisor
72   Portfolio Managers

74   Financial Highlights

Back Cover For Additional Information

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds." Certain terms used in this prospectus are defined in the Glossary.

Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors/Trustees without shareholder approval. Certain investment strategies for Funds whose name implies a specific type of investment may not be changed without 60 days' prior notice to shareholders.


 EQUITY FUNDS


BALANCED FUND


 Goal

The Fund's goal is to provide an attractive investment return through a combination of long-term growth of capital and current income.


 Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

 .  general market and economic conditions and trends;

 .  interest rates and inflation rates;

 .  fiscal and monetary developments; and

 .  long-term corporate earnings growth.

Equities securities are chosen on the basis of above-average and sustainable earnings growth, financial stability and attractive valuation.

The Fund's equity securities may include:

 .  common stocks;

 .  preferred stocks;

 .  securities convertible into common stocks; and

 .  rights and warrants.

Bond strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund's fixed income securities may include:

 .  U.S. Government securities;

 . U.S. dollar-denominated obligations of foreign governments (i.e., yankee bonds);

 .  corporate obligations;

 .  zero coupon bonds;

 .  variable and floating rate securities;

 .  mortgage and other asset-backed securities; and

 .  stripped securities.

The Fund will generally purchase fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality, but may invest in lower-rated debt securities. The average dollar-weighted maturity of the Fund's fixed income securities is expected to vary between six to fifteen years.

The Fund's cash equivalents are short-term, high-quality money market instruments and may include:

 .  commercial paper;

 .  bankers' acceptances and certificates of deposit;

 .  corporate obligations; and

 .  U.S. Government securities.

 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Investment Grade Securities Risk. Debt securities are rated by national ratings agencies. Securities rated BBB or higher by S&P or Baa or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Balanced Fund
Class A

Total Return
(per calendar year)



1994    -5.43%
1995    23.25%
1996    12.58%
1997    17.68%
1998    10.67%
1999    18.94%
2000    15.25%

Year-to-date through September 30, 2001: (11.17)%

                         Best Quarter:  Q1 2000  18.49%
                         Worst Quarter: Q3 1998 (9.61)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                              Since
                                          1 Year  5 Years Inception/(1)/
                                            %        %          %
        ----------------------------------------------------------------
        Class A..........................   8.92    13.68     11.81
        S&P 500(R) Index/(2)/............  (9.11)   18.32     17.73
        S&P 500/Lehman Blended Index/(2)/  (1.40)   13.64     13.44
        Class B..........................   9.02    13.83     14.29
        S&P 500(R) Index/(2)/............  (9.11)   18.32     20.43
        S&P 500/Lehman Blended Index/(2)/  (1.40)   13.64     15.53
        Class C..........................  12.89     N/A      14.08
        S&P 500(R) Index/(2)/............  (9.11)   18.32     17.88
        S&P 500/Lehman Blended Index/(2)/  (1.40)   13.64     13.36

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B and Class C shares are 4/30/93, 6/21/94 and 1/24/96, respectively. The index returns from inception for Class A, Class B and Class C shares are from May 1, 1993, July 1, 1994 and February 1, 1996, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The S&P 500(R)/Lehman Blended Index is a blended index of the 60% S&P 500(R) Index, 20% Lehman Brothers Aggregate Bond Index and 20% Lehman Brothers Credit Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. Government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman
   Brothers Credit Index is an unmanaged index comprised of all public fixed rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Balanced Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class C
                                                                       Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   None     None    None
Exchange Fees.........................................................   None      None   None

                                                                         Class A Class B Class C
                                                                         Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- -------
                Management Fees.........................................  0.65    0.65    0.65
                Distribution and/or Service (12b-1) Fees................  0.25    1.00    1.00
                Other Expenses..........................................  0.41    0.41    0.41

                                                                          ----    ----    ----
                Total Annual Fund Operating Expenses....................  1.31    2.06    2.06

                                                                          ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  676  $  709     $  209    $  309   $  209
             3 Years. $  947  $  946     $  646    $  646   $  646
             5 Years. $1,229  $1,308     $1,108    $1,108   $1,108
             10 Years $2,042  $2,195***  $2,390*** $2,390   $2,390

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

BIO(TECH)/2/ FUND/ /


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of companies engaged in developing, producing and marketing technologically advanced solutions for the healthcare and medical fields. Although the Fund may invest in securities of companies located in foreign countries with developed securities markets, most of the companies are currently located in the United States.

The Fund will invest in securities of companies whose principal business is focused on the biotechnology sector, including:

 . product companies--companies whose primary focus is to discover new products or therapies to bring to the commercial market through the research and development process;

 . platform companies--companies whose primary focus is to discover technology that may serve as the underpinning for internal discovery programs of pharmaceutical or biotechnology product companies. As platform companies mature, they often evolve into product companies; and

 . enabling companies--companies that sell equipment or consumables to companies with research and development efforts focused on biotechnology research.

Under normal market conditions, the Fund will invest at least 80% of its assets in companies dedicated to biotechnological solutions for the healthcare and medical fields. Such companies derive at least 50% of sales, earnings or assets from biotechnology products, licenses and services.

There is no limit on the market capitalization of the companies in which the Fund may invest, or on the length of operating history for the companies. Therefore, the Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also purchase and sell futures, options and forward foreign currency exchange contracts in order to hedge the Fund's currency exchange risk.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in the biotechnology sector and other related technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in broader range of securities.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturn, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from its use of futures, options or other forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.


 Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus. Performance since inception is provided in the "Financial Highlights" section.

 Fees and Expenses--Bio(Tech)/2/ Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class II
                                                                       Shares    Shares   Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None       1%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   None     None    None
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class II
                                                                         Shares  Shares   Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- --------
               Management Fees..........................................  1.25    1.25     1.25
               Distribution and/or Service (12b-1) Fees.................  0.25    1.00     1.00
               Other Expenses/(1)/......................................  1.71    1.71     1.71

                                                                          ----    ----     ----
               Total Annual Fund Operating Expenses/(1)/................  3.21    3.96     3.96

                                                                          ====    ====     ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class II shares within eighteen months of purchase.
(1)The advisor has voluntarily agreed to reimburse the Fund for certain operating expenses. As a result of the expected reimbursement, other operating expenses and total annual fund operating expenses based on the prior fiscal year would have been 0.75% and 2.25%, respectively, for Class A shares and 0.75% and 3.00%, respectively, for each of Class B shares and Class II shares. The advisor may eliminate all or a part of the expense reimbursement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     Class A Class B   Class B    Class II Class II
                     Shares  Shares*   Shares**   Shares*  Shares**
                     ------- -------   --------   -------- --------
            1 Year.. $  856  $  898     $  398     $  594   $  494
            3 Years. $1,485  $1,507     $1,207     $1,295   $1,295
            5 Years. $2,136  $2,232     $2,032     $2,112   $2,112
            10 Years $3,869  $4,008***  $4,008***  $4,230   $4,230

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

INTERNATIONAL EQUITY FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing primarily in foreign securities, most of which are American Depositary Receipts (ADRs).

Under normal market conditions, at least 80% of the Fund's assets will be invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million. The Fund invests in additional securities trading on either a foreign or U.S. stock exchange, which are chosen through an economic modeling process. This process seeks to identify those stocks that will have strong relative performance in their home market.

The advisor maintains a list of foreign securities and ADRs that the Fund may purchase based on market capitalization, exchange listing standards, data quality, pricing availability and various macro- economic considerations. The advisor updates the securities list regularly, adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their country's securities markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in securities of the first type. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in securities of the second type.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Foreign Securities Risk. The Fund's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

   Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses.

   Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing.

   Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and decline all at the same time.

   Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's foreign investments.

   Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

   Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them difficult to sell.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

International Equity Fund Class A

Total Return
(per calendar year)



1993    32.51%
1994    -8.55%
1995    13.72%
1996    10.06%
1997     3.06%
1998    13.16%
1999    44.36%
2000   -17.32%

Year-to-date through September 30, 2001: (29.64)%

                        Best Quarter:  Q4 1999   25.38%
                        Worst Quarter: Q3 1998 (16.82)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                           Since
                                       1 Year  5 Years Inception/(1)/
                                         %        %          %
          -----------------------------------------------------------
          Class A..................... (21.86)  7.68        8.96
          FTSE World Index ex-U.S. (2) (13.89)  7.20       10.53
          Class B..................... (21.50)  7.83        6.90
          FTSE World Index ex-U.S. (2) (13.89)  7.20        6.77
          Class C..................... (18.71)  8.08        8.02
          FTSE World Index ex-U.S. (2) (13.89)  7.20        7.69

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B and Class C shares are 11/30/92, 3/9/94 and 9/29/95, respectively. The index returns from inception for Class A, Class B and Class C shares are from December 1, 1992, March 1, 1994 and October 1, 1995, respectively.
(2)The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--International Equity Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class C
                                                                       Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................    2%(e)   2%(e)   2%(e)
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class C
                                                                         Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- -------
                Management Fees.........................................  0.75    0.75    0.75
                Distribution and/or Service (12b-1) Fees................  0.25    1.00    1.00
                Other Expenses..........................................  0.38    0.38    0.38

                                                                          ----    ----    ----
                Total Annual Fund Operating Expenses....................  1.38    2.13    2.13

                                                                          ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)Effective January 1, 2002, a short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of shares of the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  683  $  716     $  216    $  316   $  216
             3 Years. $  963  $  967     $  667    $  667   $  667
             5 Years. $1,264  $1,344     $1,144    $1,144   $1,144
             10 Years $2,116  $2,269***  $2,462*** $2,462   $2,462

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

LARGE-CAP GROWTH FUND
(formerly Focus Growth Fund)


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing primarily in equity securities that the advisor believes are poised to grow faster than their peers. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large-capitalization companies. Large-capitalization companies are companies having a market capitalization within the range of companies included in the Russell 1000 Index. Based on the most recent data available at printing, such capitalizations were approximately $1.4 billion or greater.

The advisor seeks to maintain a diversified portfolio, selecting stocks from a variety of industries with faster revenue and earnings growth than other companies in those industries. Industry weightings are targeted to the weightings of the Russell 1000 Growth Index.

The Fund may also invest in foreign securities.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

Because Class A, Class B and Class II shares have limited performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load) or any distribution or shareholder servicing fees. Class A shares are subject to a maximum sales charge (load) of 5.5% on purchases and a 0.25% shareholder servicing fee. The sales charge for Class A shares declines as the amount invested increases. Class B shares are subject to a contingent deferred sales charge (CDSC) of 5% imposed on redemptions and a 1.00% distribution and service fee. The CDSC for Class B shares declines over time. Class II shares are subject to a maximum sales charge (load) of 1% imposed on purchases, a CDSC of 1% imposed on redemptions of Class II shares within 18 months of purchase and a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class A, Class B and Class II shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Large-Cap Growth Fund Class Y

Total Return
(per calendar year)



1999    16.74%
2000    -7.31%

Year-to-date through September 30, 2001: (34.36)%

                        Best Quarter:  Q1 2000   13.79%
                        Worst Quarter: Q4 2000 (19.18)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                         Since
                                                       Inception
                                              1 Year   (11/11/98)
                                                %          %
              ---------------------------------------------------
              Class Y........................   (7.31)    9.13...
              Russell 1000(R) Growth Index(1)  (22.43)    9.27...
              S&P 500(R) Index(1)............   (9.11)   10.20...

--------------------------------------------------------------------------------
(1)The Russell 1000(R) Growth Index is an unmanaged index which measures the performance of those Russell 1000(R) companies (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth rates. Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Growth Index, which better represents the markets in which the Fund typically invests. The index returns from inception for Class Y shares are from November 1, 1998.

 Fees and Expenses--Large-Cap Growth Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class II
                                                                       Shares    Shares   Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None     1%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   None     None    None
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class II
                                                                         Shares  Shares   Shares
Annual Fund Operating Expenses (expenses that are paid from Fund            %       %       %
assets)as a % of net assets                                              ------- ------- --------
Management Fees.........................................................  0.75    0.75     0.75
Distribution and/or Service (12b-1) Fees................................  0.25    1.00     1.00
Other Expenses..........................................................  0.46    0.46     0.46

                                                                          ----    ----     ----
Total Annual Fund Operating Expenses....................................  1.46    2.21     2.21

                                                                          ====    ====     ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class II shares within eighteen months of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    Class A Class B   Class B    Class II Class II
                    Shares  Shares*   Shares**   Shares*  Shares**
                    ------- -------   --------   -------- --------
1 Year............. $  690  $  724     $  224     $  422   $  322
3 Years............ $  986  $  991     $  691     $  784   $  784
5 Years............ $1,304  $1,385     $1,185     $1,273   $1,273
10 Years........... $2,200  $2,352***  $2,352***  $2,619   $2,619

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

LARGE-CAP VALUE FUND
(formerly Equity Income Fund)


 Goal

The Fund's goal is to provide long-term capital appreciation and current income.


 Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies whose equity securities are trading at a valuation discount relative to the marketplace, their peers and historical levels. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large-capitalization companies. Large-capitalization companies are companies having a market capitalization within the range of companies included in the Russell 1000 Index. Based on the most recent data available at printing, such capitalizations were approximately $1.4 billion or greater.

The advisor generally selects large companies with relatively low valuations that it believes posess a catalyst for favorable or improved security values. The advisor may also consider one or more of the following factors:

 . Financial strength and strong fundamentals, including low price to earnings ratios;

 .  Improving earnings estimates and stock price trends;

 .  Quality of management, profitability and industry leadership position;

 .  Current dividend; and

 .  Unrecognized assets.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

LARGE-CAP VALUE FUND CLASS A

Total Return
(per calendar year)
1995    33.88%
1996    15.81%
1997    32.10%
1998    10.04%
1999    -0.30%
2000     3.55%

Year-to-date through September 30, 2001: (11.72)%

 Best Quarter:                               Q4 1998                    13.59%
 Worst Quarter:                              Q3 1998                   (9.98)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                             Since
                                          1 Year 5 Years Inception/(1)/
                                            %       %          %
         --------------------------------------------------------------
         Class A......................... (2.14)  10.44      12.82
         Russell 1000(R) Value Index/(2)/  7.02   16.91      18.41
         S&P 500(R) Index................ (9.11)  18.32      20.11
         Class B......................... (2.23)  10.56      12.98
         Russell 1000(R) Value Index/(2)/  7.02   16.91      18.41
         S&P 500(R) Index................ (9.11)  18.32      20.11
         Class C.........................  1.78   10.82      11.00
         Russell 1000(R) Value Index/(2)/  7.02   16.91      17.18
         S&P 500(R) Index................ (9.11)  18.32      18.45

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B and Class C shares are 8/8/94, 8/9/94 and 12/5/95, respectively. The index returns from inception are from August 1, 1994 for Class A and Class B shares and December 1, 1995 for Class C shares.
(2)The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies (the 1,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Value Index which better represents the market in which the Fund invests.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Large-Cap Value Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class C
                                                                       Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   None     None    None
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class C
                                                                         Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- -------
                Management Fees.........................................  0.75    0.75    0.75
                Distribution and/or Service (12b-1) Fees................  0.25    1.00    1.00
                Other Expenses..........................................  0.22    0.22    0.22

                                                                          ----    ----    ----
                Total Annual Fund Operating Expenses....................  1.22    1.97    1.97

                                                                          ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  667  $  700     $  200    $  300   $  200
             3 Years. $  916  $  918     $  618    $  618   $  618
             5 Years. $1,183  $1,262     $1,062    $1,062   $1,062
             10 Years $1,946  $2,099***  $2,099*** $2,296   $2,296

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

MICRO-CAP EQUITY FUND


 Goal

The Fund's goal is to provide capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing at least 80% of its assets in equity securities of micro-capitalization companies. Micro-capitalization companies are companies having a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. Based on the most recent data available at printing, such capitalizations are approximately $370 million or less, considerably less than the market capitalization of typical S&P 500 companies.

The Fund focuses on undiscovered, small-sized, emerging growth companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor looks for companies that have strong potential for consistent earnings growth due to:

 .  the development of a superior technology or product and solid management; or

 .  changes in technology, regulations and long-term economic trends.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings ("IPOs") of micro-capitalization companies, although it is uncertan whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Micro-Cap Equity Fund Class A

Total Return
(per calendar year)



1997     71.30%
1998     -5.77%
1999     74.90%
2000    -14.05%

Year-to-date through September 30, 2001: (12.99)%

Best Quarter:  Q4 1999   47.88%
Worst Quarter: Q3 1998 (28.35)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                       Since
                                           1 Year  Inception/(1)/
                                             %           %
               -------------------------------------------------
               Class A.................... (18.79)     23.32
               Wilshire Micro-Cap Index(2)  (7.89)     10.46
               Class B.................... (18.65)     21.81
               Wilshire Micro-Cap Index(2)  (7.89)     10.22
               Class C.................... (15.39)     25.64
               Wilshire Micro-Cap Index(2)  (7.89)     11.83

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B and Class C shares are 12/26/96, 2/24/97 and 3/31/97, respectively. The index returns from inception for Class A, Class B and Class C shares are from January 1, 1997, March 1, 1997 and April 1, 1997, respectively.
(2)The Wilshire Micro-Cap Index is an unmanaged index that measures performance of all stocks in the bottom half of the Wilshire 5000 Index (based on market capitalization). The Wilshire 5000 Index contains all publicly traded U.S. companies, excluding REITS and limited partnerships.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Micro-Cap Equity Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class C
                                                                       Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................    2%(e)   2%(e)   2%(e)
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class C
                                                                         Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- -------
                Management Fees.........................................  1.00    1.00    1.00
                Distribution and/or Service (12b-1) Fees................  0.25    1.00    1.00
                Other Expenses..........................................  0.40    0.40    0.40

                                                                          ----    ----    ----
                Total Annual Fund Operating Expenses....................  1.65    2.40    2.40

                                                                          ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)Effective January 1, 2002, a short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of shares of the Micro-Cap Equity Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  709  $  743     $  243    $  343   $  243
             3 Years. $1,042  $1,048     $  748    $  748   $  748
             5 Years. $1,398  $1,480     $1,280    $1,280   $1,280
             10 Years $2,397  $2,547***  $2,736*** $2,736   $2,736

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

MIDCAP SELECT FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing at least 80% of its assets in the equity securities of mid-capitalization companies. Mid-capitalization companies are companies having a market capitalization within the range of companies included in the S&P MidCap 400(R) Index. Such capitalizations are between approximately $135 million and $8.8 billion.

The Fund's investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and investing in approximately 60 to 80 of those companies based on:

 .  above-average, consistent earnings growth;

 .  financial stability;

 .  relative market value; and

 .  price changes compared to the S&P MidCap 400(R) Index.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small companies' stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

Because Class A, Class B and Class II shares have limited performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load) or any distribution or shareholder servicing fees. Class A shares are subject to a maximum sales charge (load) of 5.5% on purchases and a 0.25% shareholder servicing fee. The sales charge for Class A shares declines as the amount invested increases. Class B shares are subject to a contingent deferred sales charge (CDSC) of 5% imposed on redemptions and a 1.00% distribution and service fee. The CDSC for Class B shares declines over time. Class II shares are subject to a maximum sales charge (load) of 1% imposed on purchases, a CDSC of 1% imposed on redemptions of Class II shares within 18 months of purchase and a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class A, Class B and Class II shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

MidCap Select Fund Class Y

Total Return
(per calendar year)



1999    31.62%
2000    30.82%

Year-to-date through September 30, 2001: (15.86)%

                         Best Quarter:  Q4 1999  24.95%
                         Worst Quarter: Q1 1999 (7.77)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                       Since
                                                     Inception
                                              1 Year (6/24/98)
                                                %        %
                 ---------------------------------------------
                 Class Y..................... 30.82    22.33
                 S&P MidCap 400(R) Index/(1)/ 17.51    16.92

--------------------------------------------------------------------------------
(1)Standard & Poor's MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The index return from inception for Class Y shares is from July 1, 1998.

 Fees and Expenses--MidCap Select Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class II
                                                                       Shares    Shares   Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
    price)............................................................   5.5%(a)  None     1%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
    purchase price or redemption proceeds)............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   None     None    None
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class II
                                                                         Shares  Shares   Shares
Annual Fund Operating Expenses (expenses that are paid from Fund            %       %       %
assets)as a % of net assets                                              ------- ------- --------
Management Fees.........................................................  0.75    0.75     0.75
Distribution and/or Service (12b-1) Fees................................  0.25    1.00     1.00
Other Expenses..........................................................  0.66    0.66     0.66

                                                                          ----    ----     ----
Total Annual Fund Operating Expenses....................................  1.66    2.41     2.41

                                                                          ====    ====     ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class II shares within eighteen months of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    Class A Class B   Class B    Class II Class II
                    Shares  Shares*   Shares**   Shares*  Shares**
                    ------- -------   --------   -------- --------
1 Year............. $  709  $  744     $  244     $  442   $  342
3 Years............ $1,045  $1,051     $  751     $  844   $  844
5 Years............ $1,403  $1,485     $1,285     $1,373   $1,373
10 Years........... $2,407  $2,557***  $2,557***  $2,819   $2,819

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

MULTI-SEASON GROWTH FUND


 Goal

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of all publicly traded companies with greater than $1 billion market capitalizations over the past five years and invests in approximately 50 to 100 companies based on:

 .  superior earnings growth;

 .  financial stability;

 .  relative market value; and

 .  price changes compared to the S&P 500(R).


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risk:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 Performance--Multi-Season Growth Fund

The bar chart and table below give some indication of the risks of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class B shares and do not reflect contingent deferred sales charges (CDSCs). If such CDSCs were reflected, returns would be less than those shown. Performance of Class A and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Multi-Season Growth Fund Class B

Total Return
(per calendar year)



1994    -3.21%
1995    31.19%
1996    21.42%
1997    29.20%
1998    14.29%
1999    10.46%
2000    -7.67%

Year-to-date through September 30, 2001: (24.58)%


Best Quarter:  Q4 1998   19.58%
Worst Quarter: Q3 1998 (14.35)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                       Since
                                   1 Year  5 Years Inception /(1)/
                                     %        %          %
             -----------------------------------------------------
             Class A.............. (11.70)  12.47      12.77
             S&P 500(R) Index/(2)/  (9.11)  18.32      17.98
             Class B.............. (11.73)  12.58      12.52
             S&P 500(R) Index/(2)/  (9.11)  18.32      17.73
             Class C..............  (7.93)  12.95      13.05
             S&P 500(R) Index/(2)/  (9.11)  18.32      17.94

--------------------------------------------------------------------------------
(1)The inception dates of the Class A, Class B and Class C shares are 8/4/93, 4/29/93 and 9/20/93, respectively. The index returns from inception for the Class A, Class B and Class C shares of the Fund are from August 1, 1993, May 1, 1993 and October 1, 1993, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of the large-cap sector of the U.S. stock market.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Multi-Season Growth Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class C
                                                                       Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   None     None    None
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class C
                                                                         Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- -------
               Management Fees/(1)/.....................................  0.75    0.75    0.75
               Distribution and/or Service (12b-1) Fees.................  0.25    1.00    1.00
               Other Expenses...........................................  0.42    0.42    0.42

                                                                          ----    ----    ----
               Total Annual Fund Operating Expenses/(1)/................  1.42    2.17    2.17

                                                                          ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(1)On May 15, 2001, management fees were reduced to 0.75%. Expenses have been restated to reflect this decrease.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  687  $  720     $  220    $  320   $  220
             3 Years. $  975  $  979     $  679    $  679   $  679
             5 Years. $1,284  $1,364     $1,164    $1,164   $1,164
             10 Years $2,158  $2,310***  $2,310*** $2,503   $2,503

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

POWER PLUS FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 80% of its assets in companies that are primarily engaged in non-regulated energy and power activities. These companies include any company for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities. Energy-related activities may involve:

 .  conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 .  power generation from independent power producers and others, and

 .  power technology.

Power technology is broadly defined to encompass all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an initial public offering ("IPO") within several years from the time the Fund makes its investment.

The Fund may invest without limit in IPOs, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.

The advisor selects companies using a "bottom-up approach" which identifies outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies by analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.


 Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus. Performance since inception is provided in the "Financial Highlights" section.

 Fees and Expenses--Power Plus Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class II
                                                                       Shares    Shares   Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    1%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   None     None    None
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class II
                                                                         Shares  Shares   Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- --------
               Management Fees..........................................  0.75    0.75     0.75
               Distribution and/or Service (12b-1) Fees.................  0.25    1.00     1.00
               Other Expenses/(1)/......................................  0.85    0.85     0.85

                                                                          ----    ----     ----
               Total Annual Fund Operating Expenses/(1)/................  1.85    2.60     2.60

                                                                          ====    ====     ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class II shares within eighteen months of purchase.
(1)The expenses have been restated to reflect an expected increase in general operating expenses for the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     Class A Class B   Class B    Class II Class II
                     Shares  Shares*   Shares**   Shares*  Shares**
                     ------- -------   --------   -------- --------
            1 Year.. $  728  $  763     $  263     $  460   $  360
            3 Years. $1,100  $1,108     $  808     $  900   $  900
            5 Years. $1,496  $1,580     $1,380     $1,466   $1,466
            10 Years $2,600  $2,749***  $2,749***  $3,005   $3,005

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

REAL ESTATE EQUITY INVESTMENT FUND


 Goal

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies that are principally engaged in business within the real estate industry.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

The companies in which the Fund primarily invests include:

 . equity real estate investment trusts ("REITS") (only if they are traded on a securities exchange or NASDAQ);

 .  brokers, home builders and real estate developers;

 . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);

 .  manufacturers and distributors of building supplies;

 .  mortgage REITS; and

 .  financial institutions which issue or service mortgages.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the real estate industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Real Estate Equity Investment Fund
Class A

Total Return
(per calendar year)



1995    11.71%
1996    34.03%
1997    22.13%
1998   -17.17%
1999    -4.87%
2000    21.53%

Year-to-date through September 30, 2001: 3.75%

                        Best Quarter:  Q4 1996   17.73%
                        Worst Quarter: Q3 1999 (10.35)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                       Since
                    1 Year 5 Years Inception/(1)/
                      %       %          %
-------------------------------------------------
Class A............ 14.88    8.17       8.78
S&P 500(R) Index(1) (9.11)  18.32      20.40
NAREIT Index(2).... 26.36   10.10      10.48
Class B............ 15.64    8.30       8.96
S&P 500(R) Index(1) (9.11)  18.32      20.40
NAREIT Index(2).... 26.36   10.10      10.48
Class C............ 19.63     N/A       8.75
S&P 500(R) Index(1) (9.11)  18.32      18.35
NAREIT Index(2).... 26.36   10.10      10.10

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B and Class C shares are 9/30/94, 10/3/94 and 1/5/96, respectively. The index returns from inception for Class A, Class B and Class C shares are from October 1, 1994, October 1, 994 and January 1, 1996, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of the large-cap sector of the U.S. stock market. National Association of Real Estate Investment Trusts ("NAREIT") Equity Index is an unmanaged index that includes all tax-qualified real estate investment trusts listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System. The Fund has changed its primary market index from the NAREIT Index to the S&P 500(R) Index to provide a comparison to a broad-based market index.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Real Estate Equity Investment Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class C
                                                                       Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   None     None    None
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class C
                                                                         Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- -------
                Management Fees.........................................  0.74    0.74    0.74
                Distribution and/or Service (12b-1) Fees................  0.25    1.00    1.00
                Other Expenses..........................................  0.31    0.31    0.31

                                                                          ----    ----    ----
                Total Annual Fund Operating Expenses....................  1.30    2.05    2.05

                                                                          ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  675  $  708     $  208    $  308   $  208
             3 Years. $  939  $  943     $  643    $  643   $  643
             5 Years. $1,224  $1,303     $1,103    $1,103   $1,103
             10 Years $2,032  $2,184***  $2,184*** $2,379   $2,379

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

SMALL-CAP VALUE FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 80% of its assets in equity securities of small-capitalization companies. Small- capitalization companies are companies with market capitalizations within the range of the companies in the Russell 2000 Index. Based on the most recent data available at printing, such capitalizations are $1.4 billion and below, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value.
A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 .  a stable or improving earnings record;

 .  sound finances;

 .  above-average growth prospects;

 .  participation in a fast growing industry;

 .  strategic niche position in a specialized market; and

 .  adequate capitalization.

The Fund may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 .  Stock Market Risk.   The value of the securities in which the Fund invests
   may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, futures contracts and other forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Small-Cap Value Fund Class A

Total Return
(per calendar year)



1998    -6.70%
1999    -4.96%
2000    15.75%

Year-to-date through September 30, 2001: 6.19%

                        Best Quarter:  Q2 1999   17.68%
                        Worst Quarter: Q3 1998 (19.93)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                          Since
                               1 Year Inception/(1)/
                                 %          %
----------------------------------------------------
Class A.......................  9.39       8.43
Russell 2000(R) Value Index(2) 22.80      10.51
Russell 2000(R) Index(2)...... (3.03)      8.82
Class B.......................  9.91       7.34
Russell 2000(R) Value Index(2) 22.80      10.32
Russell 2000(R) Index(2)...... (3.03)      8.47
Class C....................... 13.76       9.15
Russell 2000(R) Value Index(2) 22.80      10.51
Russell 2000(R) Index(2)...... (3.03)      8.82

--------------------------------------------------------------------------------
(1)The inception dates for Class A, Class B and Class C shares are 1/10/97, 2/11/97 and 1/13/97, respectively. The index returns from inception for Class A, Class B and Class C shares are from January 1, 1997, February 1, 1997 and January 1, 1997, respectively.
(2)The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000(R) Index is a capitalization-weighted total return index which is comprised of the bottom 2,000 based on capitalization of the 3,000 largest capitalized U.S.
   domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange or the NASDAQ. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Value Index which better represents the market in which the Fund invests.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Small-Cap Value Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class C
                                                                       Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   2%(e)    2%(e)   2%(e)
Exchange Fees.........................................................   None     None    None

                                                                 Class A Class B Class C
                                                                 Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund    %       %       %
assets) as a % of net assets                                     ------- ------- -------
            Management Fees.....................................  0.75    0.75    0.75
            Distribution and/or Service (12b-1) Fees............  0.25    1.00    1.00
            Other Expenses......................................  0.29    0.29    0.29

                                                                  ----    ----    ----
            Total Annual Fund Operating Expenses................  1.29    2.04    2.04

                                                                  ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)Effective January 1, 2002, a short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of shares of the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  674  $  707     $  207    $  307   $  207
             3 Years. $  936  $  940     $  640    $  640   $  640
             5 Years. $1,219  $1,298     $1,098    $1,098   $1,098
             10 Years $2,021  $2,174***  $2,174*** $2,369   $2,369

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

SMALL COMPANY GROWTH FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 80% of its assets in equity securities of small-capitalization companies. Small-capitalization companies are companies having a market capitalization within the range of companies included in the Russell 2000 Index. Based on the most recent data available at printing, such capitalizations are approximately $1.4 billion and below, which is less than the market capitalization of typical S&P 500 companies.

The Fund focuses on growth-oriented smaller companies in its attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor looks for financially stable companies that have strong potential for sustainable earnings. Among other factors, the advisor also considers whether the company:

 .  is participating in a fast-growing industry; and

 .  has a strategic niche position in a specialized market.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                    [CHART]

Small Company Growth Fund Class A

Total Return
(per calendar year)



1993    13.14%
1994    -2.74%
1995    29.64%
1996    36.83%
1997    25.34%
1998    -7.46%
1999     2.57%
2000    -8.72%

Year-to-date through September 30, 2001: (30.90)%

Best Quarter:  Q2 1997   23.98%
Worst Quarter: Q3 1998 (21.09)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                    Since
                                1 Year  5 Years Inception/(1)/
                                  %        %          %
--------------------------------------------------------------
Class A........................ (13.73)   7.03       9.52
Russell 2000(R) Growth Index(2) (22.44)   7.14       9.63
Russell 2000(R) -Index(2)......  (3.03)  10.31      12.19
Class B........................ (14.50)   6.85       9.68
Russell 2000(R) Growth Index(2) (22.44)   7.14       9.92
Russell 2000(R) -Index(2)......  (3.03)  10.31      11.80
Class C........................ (11.13)   7.14       7.79
Russell 2000(R) Growth Index(2) (22.44)   7.14       7.09
Russell 2000(R) Index(2).......  (3.03)  10.31      10.25

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B and Class C shares are 11/23/92, 4/28/94 and 9/26/95, respectively. The index returns from inception for Class A, Class B and Class C shares are from December 1, 1992, May 1, 1994 and October 1, 1995, respectively.
(2)The Russell 2000(R) Growth Index is an unmanaged index that measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of the bottom 2,000 based on capitalization of the 3,000 largest U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange or the NASDAQ. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Growth Index which better represents the market in which the Fund invests.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Small Company Growth Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                 Class A   Class B Class C
                                                                 Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)       -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...............................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of
  original purchase price or redemption proceeds)...............   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.....   None     None    None
Redemption Fees.................................................    2%(e)   2%(e)   2%(e)
Exchange Fees...................................................   None     None    None

                                                                 Class A Class B Class C
                                                                 Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund    %       %       %
assets)as a % of net assets                                      ------- ------- -------
Management Fees.................................................  0.75    0.75    0.75
Distribution and/or Service (12b-1) Fees........................  0.25    1.00    1.00
Other Expenses..................................................  0.28    0.28    0.28

                                                                  ----    ----    ----
Total Annual Fund Operating Expenses............................  1.28    2.03    2.03

                                                                  ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)Effective January 1, 2002, a short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of shares of the Fund.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  673  $  706     $  206    $  306   $  206
             3 Years. $  934  $  937     $  637    $  637   $  637
             5 Years. $1,214  $1,293     $1,093    $1,093   $1,093
             10 Years $2,010  $2,163***  $2,163*** $2,358   $2,358

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

FRAMLINGTON EMERGING MARKETS FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing at least 80% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

The sub-advisor first identifies the countries in which the Fund will invest using a ''top-down" approach, primarily considering the impact of economic trends. Within each country, the sub-advisor then selects companies using a "bottom-up approach" which analyzes performance of individual companies before considering the impact of economic trends. The companies may be identified from research reports, stock screens or personal knowledge of products and services.

A company will be considered to be in an emerging market country if:

 . the company is organized under the laws of, or has a principal office in, an emerging market country;

 .  the company's stock is traded primarily in an emerging market country;

 .  most of the company's assets are in an emerging market country; or

 . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 .  Foreign Securities Risk.   The Fund's investments in foreign securities,
   including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

   Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses.

   Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing.

   Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and decline all at the same time.

   Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's foreign investments.

   Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

   Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Framlington Emereging Markets Fund Class A

Total Return
(per calendar year)




1998     -27.48%
1999      87.64%
2000     -41.60%

Year-to-date through September 30, 2001: (24.09)%

Best Quarter:  Q4 1999   42.94%
Worst Quarter: Q3 1998 (21.79)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                                                                    Since
                                                                                        1 Year  Inception/(1)/
                                                                                          %           %
--------------------------------------------------------------------------------------------------------------
Class A................................................................................ (44.83)    (4.52)
MSCI Emerging Markets Free Index(2).................................................... (30.61)    (8.26)
MSCI Emerging Markets Index(2)......................................................... (28.84)    (7.09)
Class B................................................................................ (44.98)    (6.85)
MSCI Emerging Markets Free Index(2).................................................... (30.61)    (8.98)
MSCI Emerging Markets Index(2)......................................................... (28.84)    (7.76)
Class C................................................................................ (42.56)    (5.97)
MSCI Emerging Markets Free Index(2).................................................... (30.61)    (8.98)
MSCI Emerging Markets Index(2)......................................................... (28.84)    (7.76)

--------------------------------------------------------------------------------
(1)The inception dates for Class A, Class B and Class C shares are 1/14/97, 2/25/97 and 3/3/97, respectively. The index returns from inception for Class A, Class B and Class C shares are from January 1, 1997, March 1, 1997 and March 1, 1997, respectively.
(2)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure the common stock price movement of freely investable opportunities for foreign investors in emerging markets countries. The MSCI Emerging Markets Index is an unmanaged index used to measure the common stock price movement in emerging market countries. The Fund has changed its primary market index from the MSCI Emerging Markets Index to the MSCI Emerging Markets Free Index which better represents the market in which the Fund invests.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Framlington Emerging Markets Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                 Class A   Class B Class C
                                                                 Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)       -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...............................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of
  original   purchase price or redemption proceeds).............   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.....   None     None    None
Redemption Fees.................................................    2%(e)   2%(e)   2%(e)
Exchange Fees...................................................   None      None   None

                                                                 Class A Class B Class C
                                                                 Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund    %       %       %
assets)as a % of net assets                                      ------- ------- -------
Management Fees.................................................  1.25    1.25    1.25
Distribution and/or Service (12b-1) Fees........................  0.25    1.00    1.00
Other Expenses/(1)/.............................................  0.58    0.58    0.58

                                                                  ----    ----    ----
Total Annual Fund Operating Expenses/(1)/.......................  2.08    2.83    2.83

                                                                  ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)Effective January 1, 2002, a short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of shares of the Framlington Emerging Markets Fund.
(1)The advisor has voluntarily agreed to reimburse the Fund for certain operating expenses. As a result of the expected expense reimbursements, other expenses and total annual fund operating expenses based on the prior fiscal year would have been 0.48% and 1.98%, respectively, for Class A shares and 0.48% and 2.73%, respectively for Class B shares and Class C shares. The advisor may eliminate all or a part of the expense reimbursements at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      Class A Class B   Class B    Class C Class C
                      Shares  Shares*   Shares**   Shares* Shares**
                      ------- -------   --------   ------- --------
             1 Year.. $  749  $  786     $  286    $  386   $  286
             3 Years. $1,166  $1,177     $  877    $  877   $  877
             5 Years. $1,607  $1,694     $1,494    $1,494   $1,494
             10 Years $2,828  $2,975***  $3,157*** $3,157   $3,157

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

FRAMLINGTON HEALTHCARE FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:

 .  pharmaceutical producers;

 .  biotechnology firms;

 .  medical device and instrument manufacturers;

 .  distributors of healthcare products;

 .  healthcare providers and managers; and

 .  other healthcare service companies.

Under normal market conditions, the Fund will invest at least 80% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The sub-advisor selects companies using a "bottom-up approach" that identifies outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies by analyzing a number of factors, including the growth prospects of a healthcare company relative to the price of its stock and companies that are at the leading edge of new developments in the healthcare industry.

The Fund's investments may include foreign securities of companies located in countries with mature markets.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in companies that are principally engaged in the healthcare industry and companies providing services primarily within the healthcare industry. Healthcare is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class C shares and do not reflect contingent deferred sales charges (CDSCs). If CDSCs were reflected, returns would be less than those shown. Performance of Class A and Class B shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Framlington Healthcare Fund Class C

Total Return
(per calendar year)



1998     0.32%
1999    37.63%
2000    85.14%

Year-to-date through September 30, 2001: (35.83)%

Best Quarter:  Q1 2000   47.09%
Worst Quarter: Q3 1998 (17.35)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                                  Since
                                                      1 Year  Inception/(1)/
                                                        %           %
    ------------------------------------------------------------------------
    Class A..........................................  76.21      27.19
    MSCI World Index(2).............................. (12.92)     12.10
    Russell 2000 Healthcare Index(2).................  46.35      17.31
    S&P Healthcare Index/(2)/........................  35.95      24.12
    Class B..........................................  80.21      28.26
    MSCI World Index(2).............................. (12.92)     12.10
    Russell 2000 Healthcare Index(2).................  46.35      17.31
    S&P Healthcare Index/(2)/........................  35.95      24.12
    Class C..........................................  84.14      30.08
    MSCI World Index(2).............................. (12.92)     12.17
    Russell 2000 Healthcare Index(2).................  46.35      18.46
    S&P Healthcare Index/(2)/........................  35.95      26.81

--------------------------------------------------------------------------------
(1)The inception dates for Class A, Class B and Class C shares are 2/14/97, 1/31/97 and 1/13/97, respectively. The index returns from inception for Class A, Class B and Class C shares are from February 1, 1997, February 1, 1997 and January 1, 1997, respectively.
(2)The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries.
   The Russell 2000 Healthcare is an unmanaged index which follows the healthcare sectors of the Russell 2000 Index. The S&P Healthcare Index is a capitalization-weighted index of all of the stocks in the S&P 500 stocks that are involved in the business of healthcare-related products or services. The Fund has changed its primary market index from the S&P Healthcare Index to the MSCI World Index to provide a comparison to a broad-based market index.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Framlington Healthcare Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                 Class A    Class B Class C
                                                                 Shares     Shares  Shares
Shareholder Fees (fees paid directly from your investment)       -------    ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...............................................    5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of
  original purchase price or redemption proceeds)...............    None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.....    None     None    None
Redemption Fees.................................................    None     None    None
Exchange Fees...................................................    None     None    None

                                                                 Class A Class B Class C
                                                                 Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund    %       %       %
assets)as a % of net assets                                      ------- ------- -------
Management Fees.................................................  0.87    0.87    0.87
Distribution and/or Service (12b-1) Fees........................  0.25    1.00    1.00
Other Expenses..................................................  0.43    0.43    0.43

                                                                  ----    ----    ----
Total Annual Fund Operating Expenses............................  1.55    2.30    2.30

                                                                  ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  Class A Class B   Class B    Class C Class C
                                                  Shares  Shares*   Shares**   Shares* Shares**
                                                  ------- -------   --------   ------- --------
1 Year........................................... $  699  $  733     $  233    $  333   $  233
3 Years.......................................... $1,013  $1,018     $  718    $  718   $  718
5 Years.......................................... $1,348  $1,430     $1,230    $1,230   $1,230
10 Years......................................... $2,294  $2,445***  $2,445*** $2,636   $2,636

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

FRAMLINGTON INTERNATIONAL GROWTH FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing at least 80% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

 .  above-average profitability;

 .  high quality management; and/or

 . the ability to grow faster than the average company within its country or sector.

The sub-advisor selects companies using a "bottom-up approach" that analyzes the performance of individual companies before considering the impact of economic trends. The sub-advisor generally selects stocks of companies that the sub-advisor believes can grow their earnings faster than the market.

The sub-advisor makes asset allocation decisions within established guidelines based on the weightings of the Fund's benchmark (the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index). These decisions take into account such factors as economic and monetary conditions, as well as valuations, relative to the domestic market.

The Fund may invest in companies domiciled in countries with developed or emerging markets.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

 .  Foreign Securities Risk.   The Fund's investments in foreign securities,
   including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

   Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investment in securities denominated in a foreign currency or may widen existing losses.

   Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing.

   Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and decline all at the same time.

   Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's foreign investments.

   Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

   Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class C shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class A and Class B shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Date    Percentage
1998     14.48%
1999     44.10%
2000    -19.16%

Year-to-date through September 30, 2001: (31.44)%

                        Best Quarter:  Q4 1999   25.68%
                        Worst Quarter: Q3 1998 (17.79)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                              Since
                                                  1 Year  Inception/(1)/
                                                    %           %
------------------------------------------------------------------------
Class A.......................................... (22.87)     7.18
MSCI EAFE Index/(2)/............................. (13.95)     8.58
Class B.......................................... (22.73)     8.16
MSCI EAFE Index/(2)/............................. (13.95)     8.66
Class C.......................................... (19.90)     8.07
MSCI EAFE Index/(2)/............................. (13.95)     8.84

--------------------------------------------------------------------------------
(1)The inception dates for the Class A, Class B and Class C shares are 2/20/97, 3/19/97 and 2/13/97, respectively. The index returns from inception for Class A, Class B and Class C shares are from March 1, 1997, April 1, 1997 and February 1, 1997, respectively.
(2)Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia, New Zealand and countries in the Far East.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Framlington International Growth Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                 Class A   Class B Class C
                                                                 Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)       -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...............................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of
  original purchase price or redemption proceeds)...............   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.....   None     None    None
Redemption Fees.................................................    2%(e)   2%(e)   2%(e)
Exchange Fees...................................................   None      None   None

                                                                 Class A Class B Class C
                                                                 Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund    %       %       %
assets)as a % of net assets                                      ------- ------- -------
Management Fees.................................................  1.00    1.00    1.00
Distribution and/or Service (12b-1) Fees........................  0.25    1.00    1.00
Other Expenses/(1)/.............................................  0.56    0.56    0.56

                                                                  ----    ----    ----
Total Annual Fund Operating Expenses/(1)/.......................  1.81    2.56    2.56

                                                                  ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)Effective January 1, 2002, a short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of shares of the Framlington International Growth Fund.
(1)The advisor has voluntarily agreed to reimburse the Fund for certain operating expenses. As a result of the expected expense reimbursement, other expenses and total annual fund operating expenses based on the prior fiscal year would have been 0.44% and 1.69%, respectively, for Class A shares and 0.44% and 2.44%, respectively, for Class B shares and Class C shares. The advisor may eliminate all or a part of the expense reimbursements at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  Class A Class B   Class B    Class C Class C
                                                  Shares  Shares*   Shares**   Shares* Shares**
                                                  ------- -------   --------   ------- --------
1 Year........................................... $  724  $  759     $  259    $  359   $  259
3 Years.......................................... $1,088  $1,096     $  796    $  796   $  796
5 Years.......................................... $1,476  $1,560     $1,360    $1,360   $1,360
10 Years......................................... $2,560  $2,709***  $2,709*** $2,895   $2,895

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------


This section further describes the Funds' principal investment strategies and risks that are summarized above in the section entitled "Risk/Return Summary". The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.


 Glossary

TYPES OF FUNDS

Equity Funds are the Balanced Fund, Bio(Tech)2 Fund, International Equity Fund, MidCap Select Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Framlington Emerging Markets Fund, Framlington HealthCare Fund and Framlington International Growth Fund.

TYPES OF SECURITIES

American Depositary Receipts (ADRs) are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets.

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income or debt securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government Securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptance and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

RATING AGENCIES

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

 Principal Investment Strategies and Risks

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency. Yankee bonds are dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

   Investment Strategy. Bio(Tech)2 Fund, International Equity Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund and Framlington International Growth Fund will invest all or a substantial portion of their total assets in foreign securities.

   Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

   Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

   Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

   Additional Risks. Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

   A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Short-Term Trading. The historical portfolio turnover rates for the Funds are shown in the Financial Highlights.

   Investment Strategy. Each Fund may engage in short-term trading of portfolio securities, including initial public offerings, which may result in increasing the Funds' turnover rates.

   Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from a Fund's performance.

Defensive Investing. Defensive investing occurs when a Fund invests all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

   Investment Strategy. All Funds may employ defensive investment techniques and investments on a temporary basis.

   Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.


 Other Investment Strategies and Risks

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

   Investment Strategy. Balanced Fund and Framlington Global Financial Services Fund may invest a portion of their assets in asset-backed securities.

   Special Risks. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes or redemptions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

   Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

   Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives.   "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

   Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

   A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

   Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

   Each Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

   Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
   (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Investment Grade Credit Ratings. A security is considered investment grade if, at the time of purchase, it is rated:

  .  BBB or higher by S&P;

  .  Baa or higher by Moody's;

  .  BBB or higher by Duff & Phelps; or

  .  BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

   Investment Strategy. Fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade, except that the Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

   Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

   Investment Strategy. Each Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

   Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

   Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

   Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

When - Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

   Special Risks. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

YOUR INVESTMENT
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.


 How to Reach the Funds

By telephone:  1-800-438-5789
            Call for shareholder services.

By mail:    The Munder Funds
            c/o PFPC Inc.
            P.O. Box 9701
            Providence, RI 02940

By overnight
delivery:
            The Munder Funds
            c/o PFPC Inc.
            4400 Computer Drive
            Westborough, MA 01581


 Purchasing Shares

Purchase Price of Shares
Class A and Class II shares of a Fund are sold at the net asset value (NAV) next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B and Class C shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
Until December 31, 2001, the minimum initial investment per Fund for all accounts is $250. Beginning January 1, 2002, the minimum initial investment will be $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), 403(b), Uniform Gifts to Minor Act (UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. For those investors who use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50. We reserve the right to deduct a $6 quarterly fee for all AIP accounts that cease contributions before reaching the applicable account minimum. Before imposing any such fee we will provide you with 30 days' advance written notice.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services. We reserve the right to waive any investment minimum. If you wish to invest more than $250,000, you must purchase Class A, Class C or Class II shares.

Accounts below minimums
If your investment in a Fund does not meet the new applicable account minimum as of January 1, 2002, you may increase your balance to that level or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee. We also reserve the right, upon 30 days' advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below the applicable new minimum.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the

  Funds' distributor can sell you shares of the Funds. Please note that brokers or financial advisors may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and send a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to: The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds,
   c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

   Boston Safe Deposit and Trust Company
   Boston, MA
   ABA# 011001234
   DDA# 16-798-3
   Account No.:

  You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 .  You may purchase shares through the Automatic Investment Plan.

 .  You may purchase shares through the Reinstatement Privilege.


 Exchanging Shares

Policies for Exchanging Shares
 .  You may exchange your Fund shares for shares of the same class of other
   Munder Funds based on their relative NAVs.

 .  You may exchange Class II or Class C shares of a Fund for Class II or Class
   C shares, respectively, of other Munder Funds, based on their relative NAVs.

 . Class A shares of a Munder Money Market Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of a Fund at NAV.

 . Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 .  Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange requests to your broker, to your financial advisor or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581.


 Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) or short-term trading.

Effective January 1, 2002, if you redeem shares of certain Funds within 60 days of purchase, you will incur a 2% short-term trading fee upon redemption based on net assets at the time of redemption. The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares
For your protection, a medallion signature guarantee is required for the following redemption requests:

 .  redemption proceeds greater than $50,000;

 . redemption proceeds not being made payable to the record owner of the account;

 .  redemption proceeds not being mailed to the address of record on the account;

 . if the redemption proceeds are being transferred to another Munder Fund account with a different registration;

 .  change in ownership or registration of the account; or

 .  changes to banking information without a voided check being supplied.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 .  By Mail.  You may mail your redemption request to: The Munder Funds, c/o
   PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker or your financial advisor, or by calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

  If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be wired to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

  During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 .  You may redeem shares through the Systematic Withdrawal Plan.


 Additional Policies for Purchases, Exchanges and Redemptions

 . We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

 . The Funds reserve the right to reject any purchase order, including exchanges from other Munder Funds.

 . At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 .  To limit the Funds' expenses, we no longer issue share certificates.

 .  A Fund may temporarily stop redeeming shares if:

   . the NYSE is closed;

   . trading on the NYSE is restricted;

   . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   . if the SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 .  If you purchased shares directly from the Funds, the Funds' transfer agent will send you
  confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

 .  The exchange privilege is not intended as a vehicle for short-term trading.
   Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable.

  Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.


 Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinstatement Privilege. For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Systematic Withdrawal Plan (SWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the SWP by completing the SWP application form available through the Funds' transfer agent. To participate in the SWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the SWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the SWP and you must pay any applicable CDSC when you redeem shares.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


 Share Class Selection

The Funds offer Class A, Class B, Class C and Class II shares through/by this prospectus. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 .  Front end sales charge. There are several ways to reduce these sale charges.

 .  Lower annual expenses than Class B, Class C and Class II shares.

Class B shares
 .  No front end sales charge. All your money goes to work for you right away.

 .  A CDSC on shares you sell within six years of purchase.

 .  Higher annual expenses than Class A shares.

 . Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of a Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after issuance of the original purchase.

 .  CDSC is waived for certain redemptions.

Class C shares
 .  No front end sales charge. All your money goes to work for you right away.

 .  A CDSC on shares you sell within one year of purchase.

 .  Higher annual expenses than Class A shares.

 .  Shares do not convert to another class.

Class II shares
 .  Front end sales charge.

 .  A CDSC on shares you sell within eighteen months of purchase.

 .  Shares do not convert to another class.

 .  Higher annual expenses than Class A shares.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about those classes.


 Applicable Sales Charge--Class A
 Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:






                                      Sales Charge        Dealer
                                   as a Percentage of  Reallowance
                                   -----------------       as a
                                                 Net    Percentage
                                      Your      Asset     of the
                                   Investment   Value Offering Price
                                       %          %         %
                                   ----------   ----- --------------
              Less than $25,000...    5.50      5.82       5.00
              $25,000 but
                less than $50,000.    5.25      5.54       4.75
              $50,000 but
                less than $100,000    4.50      4.71       4.00
              $100,000 but
                less than $250,000    3.50      3.63       3.25
              $250,000 but
                less than $500,000    2.50      2.56       2.25
              $500,000 but
                less than
                $1,000,000........    1.50      1.52       1.25
              $1,000,000 or more..    None*     None*  (see below)**

--------------------------------------
* No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
** The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable federal and state law) who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waivers--General
We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management, the advisor to The Munder Funds):

1.  individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4.  certain qualified employee benefit plans as described below;

5. individuals who reinvest distributions from a qualified retirement plan managed by the advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans"; and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans
Qualified Sponsored Retirement Plans and UPI Plans. We will waive the initial sales charge on purchases of Class A shares by: (i) employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Internal Revenue Code of 1986, as amended (each, a Qualified Employee Benefit Plan) and (1) that invest $1 million or more in Class A shares offered by the Munder Funds, (2) that have at least 75 eligible plan participants or
(3) for which certain types of shareholder services are provided to plan participants pursuant to an agreement with the Munder Funds; and (ii) UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts. These sales charge waivers do not apply to Simplified Employee Pension Plans (SEPs) or Individual Retirement Accounts
(IRAs). Sales charge waivers for Merrill Lynch Plans are described below.

The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

Merrill Lynch Plans. We will waive the initial sales charge on purchases of Class A shares and the CDSC of 1% for certain redemptions within one year of purchase for all investments by Merrill Lynch Plans if:

(i)the Plan's recordkeeper on a daily valuation basis is Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and a Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii)the Plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

The distributor will pay a 1% commission to dealers and other entities (as permitted by Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

  You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The Funds' custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

 .  Right of Accumulation.  You may add the value of any other Class A shares of non-money market
  Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.


 Applicable Sales Charge--Class II Shares

You can purchase Class II shares at the NAV plus an initial sales charge. The current sales charge rates and commissions paid to selected dealers are as follows:






                                              Dealer
                          Sales Charge as a Reallowance
                            Percentage of      as a
                          ----------------- Percentage
                                       Net    of the
                             Your     Asset  Offering
                          Investment  Value    Price
                              %         %        %
                          ----------  ----- -----------
                             1.00     1.10     1.00

 CDSC

You pay a contingent deferred sales charge (CDSC) when you redeem:

 . Class A shares that were bought without paying a front-end sales charge as part of an investment of at least $1 million within one year of buying them;

 .  Class B shares within six years of buying them;

 .  Class C shares within one year of buying them;

 .  Class II shares within eighteen months of buying them.

These time periods include the time you held Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class B, Class C or Class II shares of the Fund you are redeeming.

The CDSC for Class A shares, Class C shares and Class II shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below. The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

                       CDSC
Years Since Purchase    %
--------------------   ----
First................. 5.00
Second................ 4.00
Third................. 3.00
Fourth................ 3.00
Fifth................. 2.00
Sixth................. 1.00
Seventh and thereafter 0.00

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares X $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, Class C shares and Class II shares, the Funds' distributor pays sales commissions of 4.00%, 1.00% and 2.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares, Class C shares and Class II shares.

CDSC Waivers
We will waive the CDSC payable upon redemptions of Class B shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 .  involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of Class B shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 .  redemptions made from an IRA or other individual retirement plan account established
  through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i)the Plan's recordkeeper on a daily valuation basis is Merrill Lynch; or

(ii)the Plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii)the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.


 12b-1 Fees

The Funds have adopted a Rule 12b-1 plan with respect to their Class A, Class B, Class C and Class II shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class A, Class B, Class C and Class II shares to pay for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class B, Class C and Class II shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.


 Other Information

In addition to paying 12b-1 fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------


Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of each Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for any security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Boards of Directors/Trustees for the Funds to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. The determinations of the pricing committee will be reviewed by the Boards of Directors/Trustees of the Funds at the regularly scheduled quarterly meeting of the Boards.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Boards of Directors/Trustees determine that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.
A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

BALANCED FUND, LARGE-CAP VALUE FUND AND SMALL COMPANY GROWTH FUND

These Funds pay dividends, if any, quarterly.

REAL ESTATE EQUITY INVESTMENT FUND

This Fund pays dividends, if any, monthly.

BIO(TECH)/2/ FUND, FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, INTERNATIONAL EQUITY FUND, LARGE-CAP GROWTH FUND, MIDCAP SELECT FUND, MICRO-CAP EQUITY FUND, MULTI-SEASON GROWTH FUND, POWER PLUS FUND AND SMALL-CAP VALUE FUND

These Funds pay dividends, if any, at least annually.

ALL FUNDS

All Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling
(800) 438-5789.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.


 Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.


 Taxes on Sales or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.


 Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
--------------------------------------------------------------------------------



 Investment Advisor and Sub-Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund. World Asset Management ("World"), a division of MCM, 255 East Brown Street, Birmingham, Michigan 48009, is responsible for managing the International Equity Fund. As of June 30, 2001, MCM and World (a wholly-owned subsidiary as of that date) had approximately $37.8 billion in assets under management, of which $23.1 billion were invested in equity securities, $7.1 billion were invested in money market or other short-term instruments, $5.9 billion were invested in other fixed income securities and $1.7 billion were invested in balanced investments.

Framlington Overseas Investment Management Limited ("Framlington"), an affiliate of MCM, is the sub-advisor of the Framlington Funds and the Bio(Tech)2 Fund.

The advisor provides overall investment management for the Funds. Except for the Framlington Funds and the Bio(Tech)2 Fund, the advisor also provides all research and credit analysis and is responsible for all purchases and sales of portfolio securities.

Framlington provides research and credit analysis for each of the Framlington Funds and the Bio(Tech)/2/ Fund and is responsible for making all purchases and sales of portfolio securities for the Bio(Tech)/2/ Fund and for each of the Framlington Funds.

During the fiscal year ended June 30, 2001, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

                  Balanced Fund........................ 0.65%
                  Bio(Tech)/2/ Fund.................... 1.25%
                  International Equity Fund............ 0.75%
                  Large-Cap Growth Fund................ 0.75%
                  Large-Cap Value Fund................. 0.75%
                  Micro-Cap Equity Fund................ 1.00%
                  MidCap Select Fund................... 0.75%
                  Multi-Season Growth Fund............. 0.75%
                  Power Plus Fund...................... 0.75%
                  Real Estate Equity Investment Fund... 0.74%
                  Small-Cap Value Fund................. 0.75%
                  Small Company Growth Fund............ 0.75%
                  Framlington Emerging Markets Fund.... 1.25%
                  Framlington Healthcare Fund.......... 0.87%
                  Framlington International Growth Fund 1.00%

 Portfolio Managers

BALANCED FUND, LARGE-CAP GROWTH FUND, LARGE-CAP VALUE FUND, MICRO-CAP EQUITY FUND, MIDCAP SELECT FUND, MULTI-SEASON GROWTH FUND, POWER PLUS FUND, REAL ESTATE EQUITY INVESTMENT FUND, SMALL-CAP VALUE FUND AND SMALL COMPANY GROWTH FUND

A team of professional portfolio managers employed by MCM makes investment decisions for the Funds.

INTERNATIONAL EQUITY FUND

A team of professional portfolio managers employed by World, a division of MCM, makes investment decisions for the Fund.

FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND AND BIO(TECH)/2/ FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Funds.

                   [THIS PAGE WAS INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors. The independent auditor's report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.

                                                                                    Balanced Fund(a)
                                                                   --------------------------------------------------
                                                                      Year       Year       Year     Year      Year
                                                                     Ended      Ended      Ended     Ended    Ended
                                                                   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98 6/30/97(c)
                                                                    Class A    Class A    Class A   Class A  Class A
                                                                   ---------- ---------- ---------- ------- ----------
Net asset value, beginning of period..............................  $ 12.13     $12.96     $13.48   $13.01    $12.35
                                                                    -------     ------     ------   ------    ------
Income from investment operations:
Net investment income.............................................     0.19       0.15       0.21     0.30      0.29
Net realized and unrealized gain/(loss) on investments............    (0.26)      2.40       1.02     1.66      1.30
                                                                    -------     ------     ------   ------    ------
Total from investment operations..................................    (0.07)      2.55       1.23     1.96      1.59
                                                                    -------     ------     ------   ------    ------
Less distributions:
Dividends from net investment income..............................    (0.18)     (0.13)     (0.23)   (0.32)    (0.27)
Distributions in excess of net investment income..................       --      (0.02)        --       --        --
Distributions from net realized gains.............................    (1.35)     (3.23)     (1.52)   (1.17)    (0.66)
Distributions in excess of net realized gains.....................    (0.28)        --         --       --        --
                                                                    -------     ------     ------   ------    ------
Total distributions...............................................    (1.81)     (3.38)     (1.75)   (1.49)    (0.93)
                                                                    -------     ------     ------   ------    ------
Net asset value, end of period....................................  $ 10.25     $12.13     $12.96   $13.48    $13.01
                                                                    =======     ======     ======   ======    ======
Total return (b)..................................................    (1.23)%    27.17%     10.76%   15.93%    13.63%
                                                                    =======     ======     ======   ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................  $20,621     $6,229     $1,572   $  844    $  382
Ratio of operating expenses to average net assets.................     1.31%      1.26%      1.22%    1.17%     1.22%
Ratio of net investment income to average net assets..............     1.80%      1.33%      1.73%    2.41%     2.30%
Portfolio turnover rate...........................................      165%       176%       116%      79%      125%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................     1.31%      1.26%      1.22%    1.17%     1.22%

--------------------------------------------------------------------------------
(a)The Munder Balanced Fund Class A Shares, Class B Shares and Class C Shares commenced operations on April 30, 1993, June 21, 1994 and January 24, 1996, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

                                            Balanced Fund(a)
--------------------------------------------------------------------------------------------------------
   Year       Year         Year     Year      Year       Year       Year       Year     Year      Year
  Ended      Ended        Ended     Ended    Ended      Ended      Ended      Ended     Ended    Ended
6/30/01(c) 6/30/00(c)   6/30/99(c) 6/30/98 6/30/97(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98 6/30/97(c)
 Class B    Class B      Class B   Class B  Class B    Class C    Class C    Class C   Class C  Class C
---------- ----------   ---------- ------- ---------- ---------- ---------- ---------- ------- ----------
 $ 12.08     $12.92       $13.44   $12.97    $12.33    $ 12.12     $12.95     $13.45   $12.99    $12.35
 -------     ------       ------   ------    ------    -------     ------     ------   ------    ------
    0.11       0.07         0.12     0.21      0.19       0.11       0.07       0.12     0.22      0.18
   (0.30)      2.38         1.01     1.64      1.30      (0.30)      2.39       1.03     1.62      1.32
 -------     ------       ------   ------    ------    -------     ------     ------   ------    ------
   (0.19)      2.45         1.13     1.85      1.49      (0.19)      2.46       1.15     1.84      1.50
 -------     ------       ------   ------    ------    -------     ------     ------   ------    ------
   (0.10)     (0.06)       (0.13)   (0.21)    (0.19)     (0.10)     (0.05)     (0.13)   (0.21)    (0.20)
      --      (0.00)(d)       --       --        --         --      (0.01)        --       --        --
   (1.35)     (3.23)       (1.52)   (1.17)    (0.66)     (1.35)     (3.23)     (1.52)   (1.17)    (0.66)
   (0.28)        --           --       --        --      (0.28)        --         --       --        --
 -------     ------       ------   ------    ------    -------     ------     ------   ------    ------
   (1.73)     (3.29)       (1.65)   (1.38)    (0.85)     (1.73)     (3.29)     (1.65)   (1.38)    (0.86)
 -------     ------       ------   ------    ------    -------     ------     ------   ------    ------
 $ 10.16     $12.08       $12.92   $13.44    $12.97    $ 10.20     $12.12     $12.95   $13.45    $12.99
 =======     ======       ======   ======    ======    =======     ======     ======   ======    ======
   (2.30)%    26.22%        9.96%   15.11%    12.73%     (2.38)%    26.33%     10.11%   15.00%    12.84%
 =======     ======       ======   ======    ======    =======     ======     ======   ======    ======
 $47,329     $9,582       $1,829   $  647    $  199    $24,364     $5,145     $  360   $  115    $   73
    2.06%      2.01%        1.97%    1.92%     1.97%      2.06%      2.01%      1.97%    1.92%     1.97%
    1.05%      0.58%        0.94%    1.66%     1.55%      1.05%      0.58%      0.94%    1.66%     1.55%
     165%       176%         116%      79%      125%       165%       176%       116%      79%      125%
    2.06%      2.01%        1.97%    1.92%     1.97%      2.06%      2.01%      1.97%    1.92%     1.97%

                                                                                        Bio(Tech)/2/ Fund(a)
                                                                              ------------------------------------
                                                                                Period        Period        Period
                                                                                Ended         Ended         Ended
                                                                              6/30/01(c)    6/30/01(c)    6/30/01(c)
                                                                               Class A       Class B       Class II
                                                                              ----------    ----------    ----------
Net asset value, beginning of period.........................................  $ 10.00       $ 10.00       $ 10.00
                                                                               -------       -------       -------
Income from investment operations:
Net investment loss..........................................................    (0.13)        (0.16)        (0.16)
Net realized and unrealized loss on investments..............................    (2.37)        (2.39)        (2.37)
                                                                               -------       -------       -------
Total from investment operations.............................................    (2.50)        (2.55)        (2.53)
                                                                               -------       -------       -------
Net asset value, end of period...............................................  $  7.50       $  7.45       $  7.47
                                                                               =======       =======       =======
Total return (b).............................................................   (25.00)%      (25.50)%      (25.30)%
                                                                               =======       =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................  $ 5,425       $ 7,748       $ 3,862
Ratio of operating expenses to average net assets............................     3.21%(d)      3.96%(d)      3.96%(d)
Ratio of net investment loss to average net assets...........................    (2.74)%(d)    (3.49)%(d)    (3.49)%(d)
Portfolio turnover rate......................................................       26%           26%           26%
Ratio of operating expenses to average net assets without expenses reimbursed     3.21%(d)      3.96%(d)      3.96%(d)

--------------------------------------------------------------------------------
(a)The Munder Bio(Tech)/2 /Fund Class A Shares, Class B Shares and Class II Shares commenced operations on November 1, 2000.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                              International Equity Fund(a)
                                                                   -------------------------------------------------
                                                                    Year        Year       Year     Year      Year
                                                                    Ended      Ended      Ended     Ended    Ended
                                                                   6/30/01   6/30/00(c) 6/30/99(c) 6/30/98 6/30/97(c)
                                                                   Class A    Class A    Class A   Class A  Class A
                                                                   -------   ---------- ---------- ------- ----------
Net asset value, beginning of period.............................. $ 18.06    $ 16.21    $ 15.03   $15.73    $15.09

                                                                   -------    -------    -------   ------    ------
Income from investment operations:
Net investment income.............................................    0.08       0.25       0.20     0.15      0.14
Net realized and unrealized gain/(loss) on investments............   (4.66)      3.47       1.38     0.34      2.30

                                                                   -------    -------    -------   ------    ------
Total from investment operations..................................   (4.58)      3.72       1.58     0.49      2.44

                                                                   -------    -------    -------   ------    ------
Less distributions:
Dividends from net investment income..............................   (0.10)     (0.28)     (0.17)   (0.19)    (0.21)
Distributions in excess of net investment income..................       -          -          -        -         -
Distributions from net realized gains.............................   (1.23)     (1.59)     (0.23)   (1.00)    (1.59)

                                                                   -------    -------    -------   ------    ------
Total distributions...............................................   (1.33)     (1.87)     (0.40)   (1.19)    (1.80)

                                                                   -------    -------    -------   ------    ------
Net asset value, end of period.................................... $ 12.15    $ 18.06    $ 16.21   $15.03    $15.73

                                                                   =======    =======    =======   ======    ======
Total return (b)..................................................  (26.58)%    23.86%     10.80%    4.30%    17.98%

                                                                   =======    =======    =======   ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $ 8,728    $10,946    $16,024   $6,264    $6,710
Ratio of operating expenses to average net assets.................    1.38%      1.30%      1.29%    1.25%     1.26%
Ratio of net investment income to average net assets..............    0.62%      1.44%      1.33%    1.03%     0.98%
Portfolio turnover rate...........................................      27%        18%        23%      41%       46%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................    1.38%      1.30%      1.29%    1.25%     1.26%

--------------------------------------------------------------------------------
(a)The Munder International Equity Fund Class A Shares commenced operations on November 30, 1992.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                                              International Equity Fund(a)
                                                                   -------------------------------------------------
                                                                    Year        Year       Year     Year      Year
                                                                    Ended      Ended      Ended     Ended    Ended
                                                                   6/30/01   6/30/00(c) 6/30/99(c) 6/30/98 6/30/97(c)
                                                                   Class B    Class B    Class B   Class B  Class B
                                                                   -------   ---------- ---------- ------- ----------
Net asset value, beginning of period.............................. $ 17.68     $15.97     $14.83   $15.57    $14.91

                                                                   -------     ------     ------   ------    ------
Income from investment operations:
Net investment income/(loss)......................................   (0.02)      0.12       0.05     0.05      0.03
Net realized and unrealized gain/(loss) on investments............   (4.54)      3.36       1.42     0.32      2.28
                                                                   -------     ------     ------   ------    ------
Total from investment operations..................................   (4.56)      3.48       1.47     0.37      2.31

                                                                   -------     ------     ------   ------    ------
Less distributions:
Dividends from net investment income..............................   (0.05)     (0.13)     (0.10)   (0.11)    (0.06)
Distributions in excess of net investment income..................      --      (0.05)        --       --        --
Distributions from net realized gains.............................   (1.23)     (1.59)     (0.23)   (1.00)    (1.59)
                                                                   -------     ------     ------   ------    ------
Total distributions...............................................   (1.28)     (1.77)     (0.33)   (1.11)    (1.65)
                                                                   -------     ------     ------   ------    ------
Net asset value, end of period.................................... $ 11.84     $17.68     $15.97   $14.83    $15.57

                                                                   =======     ======     ======   ======    ======
Total return (b)..................................................  (27.10)%    22.51%     10.08%    3.54%    17.18%

                                                                   =======     ======     ======   ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $ 2,201     $3,211     $1,104   $1,121    $1,151
Ratio of operating expenses to average net assets.................    2.13%      2.05%      2.04%    2.00%     2.01%
Ratio of net investment income/(loss) to average net assets.......   (0.13)%     0.69%      0.34%    0.28%     0.23%
Portfolio turnover rate...........................................      27%        18%        23%      41%       46%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................    2.13%      2.05%      2.04%    2.00%     2.01%

--------------------------------------------------------------------------------
(a)The Munder International Equity Fund Class B Shares and Class C Shares commenced operations on March 9, 1994 and September 29, 1995, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                                                            International Equity Fund(a)
                                                                              -   --------------------------------------
                                                                                   Year       Year       Year     Year
                                                                                   Ended     Ended      Ended     Ended
                                                                                  6/30/01  6/30/00(c) 6/30/99(c) 6/30/98
                                                                                  Class C   Class C    Class C   Class C
                                                                              -   -------  ---------- ---------- -------
Net asset value, beginning of period.........................................     $17.86     $16.09     $14.95   $15.68

                                                                              -   ------     ------     ------   ------
Income from investment operations:
Net investment income/(loss).................................................       0.04       0.12       0.05     0.04
Net realized and unrealized gain/(loss) on investments.......................      (4.67)      3.42       1.42     0.34
                                                                              -   ------     ------     ------   ------
Total from investment operations.............................................      (4.63)      3.54       1.47     0.38

                                                                              -   ------     ------     ------   ------
Less distributions:
Dividends from net investment income.........................................      (0.05)     (0.13)     (0.10)   (0.11)
Distributions in excess of net investment income.............................         --      (0.05)        --       --
Distributions from net realized gains........................................      (1.23)     (1.59)     (0.23)   (1.00)
                                                                              -   ------     ------     ------   ------
Total distributions..........................................................      (1.28)     (1.77)     (0.33)   (1.11)
                                                                              -   ------     ------     ------   ------
Net asset value, end of period...............................................     $11.95     $17.86     $16.09   $14.95

                                                                              =   ======     ======     ======   ======
Total return (b).............................................................     (27.12)%    22.66%     10.07%    3.50%

                                                                              =   ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................     $3,483     $3,977     $2,111   $1,911
Ratio of operating expenses to average net assets............................       2.13%      2.05%      2.04%    2.00%
Ratio of net investment income/(loss) to average net assets..................      (0.13)%     0.69%      0.36%    0.28%
Portfolio turnover rate......................................................         27%        18%        23%      41%
Ratio of operating expenses to average net assets without expenses reimbursed       2.13%      2.05%      2.04%    2.00%


                                                                                 Year
                                                                                Ended
                                                                              6/30/97(c)
                                                                               Class C
                                                                              ----------
Net asset value, beginning of period.........................................   $15.02

                                                                                ------
Income from investment operations:
Net investment income/(loss).................................................     0.03
Net realized and unrealized gain/(loss) on investments.......................     2.30
                                                                                ------
Total from investment operations.............................................     2.33

                                                                                ------
Less distributions:
Dividends from net investment income.........................................    (0.08)
Distributions in excess of net investment income.............................       --
Distributions from net realized gains........................................    (1.59)
                                                                                ------
Total distributions..........................................................    (1.67)
                                                                                ------
Net asset value, end of period...............................................   $15.68

                                                                                ======
Total return (b).............................................................    17.18%

                                                                                ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................   $2,259
Ratio of operating expenses to average net assets............................     2.01%
Ratio of net investment income/(loss) to average net assets..................     0.23%
Portfolio turnover rate......................................................       46%
Ratio of operating expenses to average net assets without expenses reimbursed     2.01%

--------------------------------------------------------------------------------
(a)The Munder International Equity Fund Class B Shares and Class C Shares commenced operations on March 9, 1994 and September 29, 1995, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                                                     Large-Cap Growth Fund(a)
                                                                              ---------------------------------
                                                                              Period       Period        Period
                                                                               Ended        Ended        Ended
                                                                              6/30/01      6/30/01      6/30/01
                                                                              Class A      Class B      Class II
                                                                              -------      -------      --------
Net asset value, beginning of period......................................... $ 13.88      $ 14.14      $ 14.10
                                                                              -------      -------      -------
Income from investment operations:
Net investment loss..........................................................   (0.09)       (0.09)       (0.10)
Net realized and unrealized gain/(loss) on investments.......................   (4.24)       (4.58)       (4.55)
                                                                              -------      -------      -------
Total from investment operations.............................................   (4.33)       (4.67)       (4.65)
                                                                              -------      -------      -------
Less distributions:
Distributions from net realized gains........................................   (0.50)       (0.50)       (0.50)
Distributions in excess of net realized gains................................   (0.43)       (0.43)       (0.43)
                                                                              -------      -------      -------
Total distributions..........................................................   (0.93)       (0.93)       (0.93)
                                                                              -------      -------      -------
Net asset value, end of period............................................... $  8.62      $  8.54      $  8.52
                                                                              =======      =======      =======
Total return (b).............................................................  (33.11)%     (34.93)%     (34.89)%
                                                                              =======      =======      =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $ 1,274      $ 1,921      $ 2,048
Ratio of operating expenses to average net assets............................    1.46%(c)     2.21%(c)     2.21%(c)
Ratio of net investment loss to average net assets...........................   (0.80)%(c)   (1.55)%(c)   (1.55)%(c)
Portfolio turnover rate......................................................      76%          76%          76%
Ratio of operating expenses to average net assets without expenses reimbursed    1.46%(c)     2.21%(c)     2.21%(c)

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Growth Fund (formerly Munder Focus Growth Fund) Class A Shares, Class B Shares and Class II Shares commenced operations on July 3, 2000, July 11, 2000 and July 10, 2000, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.

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                                      81

                                                                              Large-Cap Value Fund(a)
                                                                   --------------------------------------------
                                                                    Year      Year     Year    Year      Year
                                                                    Ended    Ended     Ended   Ended    Ended
                                                                   6/30/01 6/30/00(c) 6/30/99 6/30/98 6/30/97(c)
                                                                   Class A  Class A   Class A Class A  Class A
                                                                   ------- ---------- ------- ------- ----------
Net asset value, beginning of period.............................. $11.83   $ 14.98   $15.62  $15.21    $13.04

                                                                   ------   -------   ------  ------    ------
Income from investment operations:
Net investment income/(loss)......................................   0.08      0.18     0.20    0.29      0.31
Net realized and unrealized gain/(loss) on investments............   1.70     (2.58)    0.73    2.96      3.14
                                                                   ------   -------   ------  ------    ------
Total from investment operations..................................   1.78     (2.40)    0.93    3.25      3.45

                                                                   ------   -------   ------  ------    ------
Less distributions:
Dividends from net investment income..............................  (0.07)    (0.16)   (0.18)  (0.28)    (0.32)
Distributions in excess of net investment income..................     --     (0.02)      --      --        --
Distributions from net realized gains.............................  (0.48)    (0.57)   (1.39)  (2.56)    (0.96)

                                                                   ------   -------   ------  ------    ------
Total distributions...............................................  (0.55)    (0.75)   (1.57)  (2.84)    (1.28)

                                                                   ------   -------   ------  ------    ------
Net asset value, end of period.................................... $13.06   $ 11.83   $14.98  $15.62    $15.21

                                                                   ======   =======   ======  ======    ======
Total return (b)..................................................  15.32%   (16.45)%   6.96%  23.03%    28.10%

                                                                   ======   =======   ======  ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $6,654   $ 5,121   $5,578  $9,545    $3,662
Ratio of operating expenses to average net assets.................   1.22%     1.23%    1.21%   1.19%     1.20%
Ratio of net investment income/(loss) to average net assets.......   0.52%     1.37%    1.44%   1.78%     2.28%
Portfolio turnover rate...........................................     65%       91%      50%     73%       62%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................   1.22%     1.23%    1.21%   1.19%     1.20%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund (formerly Munder Equity Income Fund) Class A Shares, Class B Shares and Class C Shares commenced operations on August 8, 1994, August 9, 1994 and December 5, 1995, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                            Large-Cap Value Fund(a)

 Year      Year      Year    Year      Year     Year        Year     Year    Year      Year
 Ended    Ended      Ended   Ended    Ended     Ended      Ended     Ended   Ended    Ended
6/30/01 6/30/00(c)  6/30/99 6/30/98 6/30/97(c) 6/30/01   6/30/00(c) 6/30/99 6/30/98 6/30/97(c)
Class B  Class B    Class B Class B  Class B   Class C    Class C   Class C Class C  Class C
------- ----------  ------- ------- ---------- -------   ---------- ------- ------- ----------
 $11.79  $ 14.93    $15.57  $15.17    $13.02   $11.78     $ 14.91   $15.55  $15.16    $13.01
-------  -------    ------  ------    ------   ------     -------   ------  ------    ------
 (0.02)     0.08      0.10    0.17      0.21    (0.02)       0.08     0.09    0.16      0.19
           (2.57)
   1.69               0.72    2.95      3.13     1.69       (2.56)    0.73    2.95      3.15
-------  -------    ------  ------    ------   ------     -------   ------  ------    ------
   1.67    (2.49)     0.82    3.12      3.34     1.67       (2.48)    0.82    3.11      3.34
-------  -------    ------  ------    ------   ------     -------   ------  ------    ------
 (0.01)    (0.08)    (0.07)  (0.16)    (0.23)   (0.01)      (0.08)   (0.07)  (0.16)    (0.23)
     --       --        --      --        --       --          --       --      --        --
 (0.48)    (0.57)    (1.39)  (2.56)    (0.96)   (0.48)      (0.57)   (1.39)  (2.56)    (0.96)
-------  -------    ------  ------    ------   ------     -------   ------  ------    ------
 (0.49)    (0.65)    (1.46)  (2.72)    (1.19)   (0.49)      (0.65)   (1.46)  (2.72)    (1.19)
-------  -------    ------  ------    ------   ------     -------   ------  ------    ------
 $12.97  $ 11.79    $14.93  $15.57    $15.17   $12.96     $ 11.78   $14.91  $15.55    $15.16
=======  =======    ======  ======    ======   ======     =======   ======  ======    ======
 14.39%   (17.07)%    6.18%  22.09%    27.16%   14.40%     (17.02)%   6.18%  22.05%    27.17%
=======  =======    ======  ======    ======   ======     =======   ======  ======    ======
$10,905  $ 3,961    $3,700  $1,694    $  641   $3,781     $ 1,073   $1,366  $1,776    $  766
  1.97%     1.98%     1.97%   1.94%     1.95%    1.97%       1.98%    1.97%   1.94%     1.95%
(0.23)%     0.62%     0.69%   1.03%     1.53%   (0.23)%      0.62%    0.69%   1.03%     1.53%
    65%       91%       50%     73%       62%      65%         91%      50%     73%       62%
  1.97%     1.98%     1.97%   1.94%     1.95%    1.97%       1.98%    1.97%   1.94%     1.95%

                                                                                   Micro-Cap Equity Fund(a)
                                                                   ----------------------------------------------------
                                                                      Year       Year       Year       Year       Year
                                                                     Ended      Ended      Ended      Ended      Ended
                                                                   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
                                                                    Class A    Class A    Class A    Class A    Class A
                                                                   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..............................  $ 28.80    $ 18.16     $17.00    $ 12.81     $10.00

                                                                    -------    -------     ------    -------     ------
Income from investment operations:
Net investment loss...............................................    (0.31)     (0.32)     (0.18)     (0.17)     (0.05)
Net realized and unrealized gain/(loss) on investments............    (2.10)     10.96       1.64       5.00       2.86

                                                                    -------    -------     ------    -------     ------
Total from investment operations..................................    (2.41)     10.64       1.46       4.83       2.81

                                                                    -------    -------     ------    -------     ------
Less distributions:
Dividends from net realized gains.................................    (1.00)        --      (0.30)     (0.64)        --
Distributions from capital........................................    (0.01)        --         --         --         --

                                                                    -------    -------     ------    -------     ------
Total distributions...............................................    (1.01)        --      (0.30)     (0.64)        --
                                                                    -------    -------     ------    -------     ------
Net asset value, end of period....................................  $ 25.38    $ 28.80     $18.16    $ 17.00     $12.81

                                                                    =======    =======     ======    =======     ======
Total return (b)..................................................    (8.43)%    58.59%      9.10%     38.01%     28.10%

                                                                    =======    =======     ======    =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................  $34,017    $35,960     $9,844    $10,821     $  184
Ratio of operating expenses to average net assets.................     1.65%      1.68%      1.53%      1.53%      1.50%(d)
Ratio of net investment income/(loss) to average net assets.......    (1.28)%    (1.23)%    (1.21)%    (0.97)%    (0.88)%(d)
Portfolio turnover rate...........................................      142%       187%       184%       172%        68%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................     1.65%      1.68%      1.64%      1.78%      7.90%(d)

--------------------------------------------------------------------------------
(a)The Munder Micro-Cap Equity Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 26, 1996, February 24, 1997 and
   March 31, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                              Micro-Cap Equity Fund(a)
---------------------------------------------------------------------------------------------------------------
   Year       Year      Period      Year      Period         Year                   Year       Year      Period
  Ended      Ended      Ended      Ended      Ended         Ended    Year Ended    Ended      Ended      Ended
6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)    6/30/01(c) 06/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
 Class B    Class B    Class B    Class B    Class B       Class C     Class C    Class C    Class C    Class C
---------- ---------- ---------- ---------- ----------    ---------- ----------- ---------- ---------- ----------
 $ 28.02    $ 17.84    $ 16.83    $ 12.79     $11.00       $ 28.03     $ 17.85     $16.84     $12.79     $10.13
 -------    -------    -------    -------     ------       -------     -------     ------     ------     ------
   (0.47)     (0.50)     (0.28)     (0.29)     (0.05)        (0.47)      (0.50)     (0.28)     (0.29)     (0.03)
   (2.02)     10.68       1.59       4.97       1.84         (2.02)      10.68       1.59       4.98       2.69
 -------    -------    -------    -------     ------       -------     -------     ------     ------     ------
   (2.49)     10.18       1.31       4.68       1.79         (2.49)      10.18       1.31       4.69       2.66
 -------    -------    -------    -------     ------       -------     -------     ------     ------     ------
   (1.00)        --      (0.30)     (0.64)        --         (1.00)         --      (0.30)     (0.64)        --
   (0.01)        --         --         --         --         (0.01)         --         --         --         --
 -------    -------    -------    -------     ------       -------     -------     ------     ------     ------
   (1.01)        --      (0.30)     (0.64)        --         (1.01)         --      (0.30)     (0.64)        --
 -------    -------    -------    -------     ------       -------     -------     ------     ------     ------
 $ 24.52    $ 28.02    $ 17.84    $ 16.83     $12.79       $ 24.53     $ 28.03     $17.85     $16.84     $12.79
 =======    =======    =======    =======     ======       =======     =======     ======     ======     ======
   (8.97)%    57.06%      8.29%     36.87%     16.27%        (8.93)%     56.97%      8.29%     36.95%     26.26%
 =======    =======    =======    =======     ======       =======     =======     ======     ======     ======
 $40,095    $45,480    $13,811    $15,965     $  442       $19,276     $20,588     $6,333     $7,441     $  111
    2.40%      2.43%      2.28%      2.28%      2.25%(d)      2.40%       2.43%      2.28%      2.28%      2.25%(d)
   (2.03)%    (1.98)%    (1.96)%    (1.72)%    (1.63)%(d)    (2.03)%     (1.98)%    (1.96)%    (1.72)%    (1.63)%(d)
     142%       187%       184%       172%        68%          142%        187%       184%       172%        68%

    2.40%      2.43%      2.39%      2.53%      8.65%(d)      2.40%       2.43%      2.39%      2.53%      8.65%(d)

                                                                                     MidCap Select Fund(a)
                                                                              -------------------------------
                                                                              Period      Period       Period
                                                                               Ended       Ended       Ended
                                                                              6/30/01     6/30/01     6/30/01
                                                                              Class A     Class B     Class II
                                                                              -------     -------     --------
Net asset value, beginning of period......................................... $15.47      $15.42       $16.37

                                                                              ------      ------       ------
Income from investment operations:
Net investment loss..........................................................  (0.08)      (0.13)       (0.13)
Net realized and unrealized gain/(loss) on investments.......................   0.76        0.75        (0.18)

                                                                              ------      ------       ------
Total from investment operations.............................................   0.68        0.62        (0.31)

                                                                              ------      ------       ------
Less distributions:
Distributions from net realized capital gain.................................  (1.41)      (1.41)       (1.41)
Distributions in excess of net realized capital gain.........................  (0.12)      (0.12)       (0.12)

                                                                              ------      ------       ------
Total distributions..........................................................  (1.53)      (1.53)       (1.53)

                                                                              ------      ------       ------
Net asset value, end of period............................................... $14.62      $14.51       $14.53

                                                                              ======      ======       ======
Total return (b).............................................................   4.54%       4.12%       (1.81)%

                                                                              ======      ======       ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $2,351      $1,655       $  838
Ratio of operating expenses to average net assets............................   1.44%(c)    2.19%(c)     2.19%(c)
Ratio of net investment loss to average net assets...........................  (0.85)%(c)  (1.60)%(c)   (1.60)%(c)
Portfolio turnover rate......................................................     81%         81%          81%
Ratio of operating expenses to average net assets without expenses reimbursed   1.66%(c)    2.41%(c)     2.41%(c)

--------------------------------------------------------------------------------
(a)The Munder MidCap Select Fund Class A Shares, Class B Shares and Class II Shares commenced operations on July 3, 2000, July 5, 2000 and July 14, 2000, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(c)Annualized.

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                                      87

                                                                                    Multi-Season Growth Fund(a)
                                                                      ------------------------------------------------------
                                                                         Year       Year     Year        Year         Year
                                                                        Ended      Ended     Ended      Ended        Ended
                                                                      6/30/01(c) 6/30/00(c) 6/30/99   6/30/98(c)   6/30/97(c)
                                                                       Class A    Class A   Class A    Class A      Class A
                                                                      ---------- ---------- -------   ----------   ----------
Net asset value, beginning of period.................................  $ 20.63    $ 22.05   $ 21.46    $ 18.02      $ 14.83
                                                                       -------    -------   -------    -------      -------
Income from investment operations:
Net investment income/(loss).........................................    (0.06)     (0.03)    (0.03)      0.00(d)      0.04
Net realized and unrealized gain/(loss) on investments...............    (2.64)     (0.02)     2.20       4.37         3.90
                                                                       -------    -------   -------    -------      -------
Total from investment operations.....................................    (2.70)     (0.05)     2.17       4.37         3.94

                                                                       -------    -------   -------    -------      -------
Less distributions:
Dividends from net investment income.................................       --         --        --      (0.01)          --
Distributions from net realized gains................................    (2.29)     (1.37)    (1.58)     (0.92)       (0.75)
                                                                       -------    -------   -------    -------      -------
Total distributions..................................................    (2.29)     (1.37)    (1.58)     (0.93)       (0.75)
                                                                       -------    -------   -------    -------      -------
Net asset value, end of period.......................................  $ 15.64    $ 20.63   $ 22.05    $ 21.46      $ 18.02
                                                                       =======    =======   =======    =======      =======
Total return (b).....................................................   (14.51)%     0.22%    11.34%     25.02%       27.57%
                                                                       =======    =======   =======    =======      =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................................  $48,009    $65,569   $49,602    $32,311      $16,693
Ratio of operating expenses to average net assets....................     1.21%      1.24%     1.22%      1.21%        1.25%
Ratio of net investment income/(loss) to average net assets..........    (0.30)%    (0.14)%   (0.14)%     0.00%(d)     0.25%
Portfolio turnover rate..............................................       38%        44%       53%        34%          33%
Ratio of operating expenses to average net assets without fee waivers     1.42%      1.42%     1.38%      1.39%        1.50%

--------------------------------------------------------------------------------
(a)The Munder Multi-Season Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 4, 1993, April 29, 1993 and
   September 20, 1993, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than 0.01.

                                        Multi-Season Growth Fund(a)
----------------------------------------------------------------------------------------------------------
   Year        Year     Year        Year        Year       Year       Year     Year        Year       Year
  Ended       Ended     Ended      Ended       Ended      Ended      Ended     Ended      Ended      Ended
6/30/01(c)  6/30/00(c) 6/30/99   6/30/98(c)  6/30/97(c) 6/30/01(c) 6/30/00(c) 6/30/99   6/30/98(c) 6/30/97(c)
 Class B     Class B   Class B    Class B     Class B    Class C    Class C   Class C    Class C    Class C
----------  ---------- -------   ----------  ---------- ---------- ---------- -------   ---------- ----------
 $ 19.52     $ 21.09   $ 20.70    $  17.54    $ 14.56    $ 19.55    $ 21.12   $ 20.73    $ 17.56     $14.57
 -------     -------   -------    --------    -------    -------    -------   -------    -------     ------
   (0.18)      (0.17)    (0.18)      (0.14)     (0.08)     (0.18)     (0.17)    (0.19)     (0.14)     (0.08)
   (2.55)      (0.03)     2.15        4.22       3.81      (2.46)     (0.03)     2.16       4.23       3.82
 -------     -------   -------    --------    -------    -------    -------   -------    -------     ------
   (2.73)      (0.20)     1.97        4.08       3.73      (2.64)     (0.20)     1.97       4.09       3.74
 -------     -------   -------    --------    -------    -------    -------   -------    -------     ------
      --          --        --          --         --         --         --        --         --         --
   (2.29)      (1.37)    (1.58)      (0.92)     (0.75)     (2.29)     (1.37)    (1.58)     (0.92)     (0.75)
 -------     -------   -------    --------    -------    -------    -------   -------    -------     ------
   (2.29)      (1.37)    (1.58)      (0.92)     (0.75)     (2.29)     (1.37)    (1.58)     (0.92)     (0.75)
 -------     -------   -------    --------    -------    -------    -------   -------    -------     ------
 $ 14.50     $ 19.52   $ 21.09    $  20.70    $ 17.54    $ 14.62    $ 19.55   $ 21.12    $ 20.73     $17.56
 =======     =======   =======    ========    =======    =======    =======   =======    =======     ======
  (15.54)%     (0.51)%   10.66%      24.12%     26.61%    (15.05)%    (0.51)%   10.70%     24.09%     26.66%
 =======     =======   =======    ========    =======    =======    =======   =======    =======     ======
 $25,574     $36,433   $99,696    $102,700    $84,865    $ 7,715    $10,166   $13,076    $14,411     $9,253
    1.96%       1.99%     1.97%       1.96%      2.00%      1.96%      1.99%     1.97%      1.96%      2.00%
   (1.05)%     (0.89)%   (0.83)%     (0.75)%    (0.50)%    (1.05)%    (0.89)%   (0.83)%    (0.75)%    (0.50)%
      38%         44%       53%         34%        33%        38%        44%       53%        34%        33%
    2.17%       2.17%     2.14%       2.14%      2.25%      2.17%      2.17%     2.13%      2.14%      2.25%

                                                    Power Plus Fund
                                         ---------------------------------
                                         Period       Period        Period
                                          Ended        Ended        Ended
                                         6/30/01      6/30/01      6/30/01
                                         Class A      Class B      Class II
                                         -------      -------      --------
 Net asset value, beginning of period... $ 10.00      $ 10.00      $ 10.00

                                         -------      -------      -------
 Income from investment operations:
 Net investment loss....................   (0.01)       (0.02)       (0.02)
 Net realized and unrealized loss on
  investments...........................   (0.13)       (0.15)       (0.14)

                                         -------      -------      -------
 Total from investment operations.......   (0.14)       (0.17)       (0.16)

                                         -------      -------      -------
 Net asset value, end of period......... $  9.86      $  9.83      $  9.84

                                         =======      =======      =======
 Total return(b)........................   (1.40)%      (1.70)%      (1.60)%

                                         =======      =======      =======
 Ratios to average net
  assets/supplemental data:
 Net assets, end of period (in 000's)... $59,147      $73,409      $29,928
 Ratio of operating expenses to average
  net assets............................    1.50%(c)     2.25%(c)     2.25%(c)
 Ratio of net investment income/(loss)
  to average net assets.................   (0.41)%(c)   (1.16)%(c)   (1.16)%(c)
 Portfolio turnover rate................      36%          36%          36%
 Ratio of operating expenses to average
  net assets without expenses reimbursed    1.50%(c)     2.25%(c)     2.25%(c)

--------------------------------------------------------------------------------
(a)The Munder Power Plus Fund Class A Shares, Class B Shares and Class II
   Shares commenced operations on March 13, 2001.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.

                   [THIS PAGE WAS INTENTIONALLY LEFT BLANK]

                                                                        Real Estate Equity Investment Fund(a)
                                                                   -----------------------------------------------
                                                                    Year      Year       Year       Year     Year
                                                                    Ended    Ended      Ended      Ended     Ended
                                                                   6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97
                                                                   Class A  Class A    Class A    Class A   Class A
                                                                   ------- ---------- ---------- ---------- -------
Net asset value, beginning of period.............................. $12.09    $12.78     $14.94     $14.40   $11.22

                                                                   ------    ------     ------     ------   ------
Income from investment operations:
Net investment income.............................................   0.44      0.56       0.57       0.64     0.44
Net realized and unrealized gain/(loss) on investments............   1.30     (0.57)     (1.63)      0.66     3.26
                                                                   ------    ------     ------     ------   ------
Total from investment operations..................................   1.74     (0.01)     (1.06)      1.30     3.70

                                                                   ------    ------     ------     ------   ------
Less distributions:
Dividends from net investment income..............................  (0.43)    (0.56)     (0.60)     (0.62)   (0.48)
Distributions in excess of net investment income..................     --        --         --         --    (0.01)
Distributions from net realized gains.............................     --        --      (0.39)     (0.14)      --
Distributions from capital........................................  (0.18)    (0.12)     (0.11)        --    (0.03)

                                                                   ------    ------     ------     ------   ------
Total distributions...............................................  (0.61)    (0.68)     (1.10)     (0.76)   (0.52)

                                                                   ------    ------     ------     ------   ------
Net asset value, end of period.................................... $13.22    $12.09     $12.78     $14.94   $14.40

                                                                   ======    ======     ======     ======   ======
Total return (b)..................................................  14.80%    (0.63)%    (6.66)%     8.93%   33.51%

                                                                   ======    ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $3,155    $3,730     $3,530     $4,099   $1,426
Ratio of operating expenses to average net assets.................   1.30%     1.33%      1.27%      1.28%    1.35%
Ratio of net investment income to average net assets..............   4.83%     4.90%      4.40%      4.15%    3.80%
Portfolio turnover rate...........................................     30%       15%        22%        15%      15%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................   1.30%     1.33%      1.27%      1.28%    1.38%

--------------------------------------------------------------------------------
(a)The Munder Real Estate Equity Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 30, 1994, October 3, 1994 and January 5, 1996, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                               Real Estate Equity Investment Fund(a)
--------------------------------------------------------------------------------------------------
     Year      Year       Year       Year     Year    Year      Year       Year       Year     Year
     Ended    Ended      Ended      Ended     Ended   Ended    Ended      Ended      Ended     Ended
    6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97 6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97
    Class B  Class B    Class B    Class B   Class B Class C  Class C    Class C    Class C   Class C
    ------- ---------- ---------- ---------- ------- ------- ---------- ---------- ---------- -------
    $12.10    $12.77     $14.93     $14.40   $11.22  $12.16    $12.82     $14.98     $14.44   $11.25
-   ------    ------     ------     ------   ------  ------    ------     ------     ------   ------
      0.34      0.47       0.47       0.53     0.36    0.34      0.48       0.48       0.53     0.36
      1.27     (0.54)     (1.63)      0.65     3.24    1.28     (0.54)     (1.64)      0.66     3.26
    ------    ------     ------     ------   ------  ------    ------     ------     ------   ------
      1.61     (0.07)     (1.16)      1.18     3.60    1.62     (0.06)     (1.16)      1.19     3.62
    ------    ------     ------     ------   ------  ------    ------     ------     ------   ------
     (0.34)    (0.48)     (0.51)     (0.51)   (0.38)  (0.34)    (0.48)     (0.51)     (0.51)   (0.39)
        --        --         --         --    (0.01)     --        --         --         --    (0.01)
        --        --      (0.39)     (0.14)      --      --                (0.39)     (0.14)      --
     (0.18)    (0.12)     (0.10)        --    (0.03)  (0.18)    (0.12)     (0.10)        --    (0.03)
    ------    ------     ------     ------   ------  ------    ------     ------     ------   ------
     (0.52)    (0.60)     (1.00)     (0.65)   (0.42)  (0.52)    (0.60)     (1.00)     (0.65)   (0.43)
    ------    ------     ------     ------   ------  ------    ------     ------     ------   ------
    $13.19    $12.10     $12.77     $14.93   $14.40  $13.26    $12.16     $12.82     $14.98   $14.44
    ======    ======     ======     ======   ======  ======    ======     ======     ======   ======
     13.67%    (0.04)%    (7.37)%     8.12%   32.52%  13.68%     0.04%     (7.34)%     8.17%   32.57%
    ======    ======     ======     ======   ======  ======    ======     ======     ======   ======
    $3,571    $3,291     $5,337     $6,956   $4,606  $  938    $  669     $1,251     $1,513   $  537
      2.05%     2.08%      2.02%      2.03%    2.10%   2.05%     2.08%      2.02%      2.03%    2.10%
      4.08%     4.15%      3.70%      3.40%    3.05%   4.08%     4.15%      3.73%      3.40%    3.05%
        30%       15%        22%        15%      15%     30%       15%        22%        15%      15%
      2.05%     2.08%      2.02%      2.03%    2.13%   2.05%     2.08%      2.02%      2.03%    2.13%

                                                                                  Small-Cap Value Fund(a)
                                                                   -------------------------------------------------
                                                                    Year      Year       Year       Year      Period
                                                                    Ended    Ended      Ended      Ended      Ended
                                                                   6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
                                                                   Class A  Class A    Class A    Class A    Class A
-                                                                  -------  -------    -------    -------    -------
Net asset value, beginning of period.............................. $12.19    $13.10     $14.24     $12.04     $10.22

                                                                   ------    ------     ------     ------     ------
Income from investment operations:
Net investment income/(loss)......................................   0.14      0.04       0.06       0.08       0.09
Net realized and unrealized gain/(loss) on investments............   4.22     (0.89)     (0.86)      2.82       1.77

                                                                   ------    ------     ------     ------     ------
Total from investment operations..................................   4.36     (0.85)     (0.80)      2.90       1.86

                                                                   ------    ------     ------     ------     ------
Less distributions:
Dividends from net investment income..............................  (0.12)    (0.05)     (0.05)     (0.06)     (0.04)
Distributions in excess of net investment income..................     --     (0.01)     (0.02)        --         --
Distributions from net realized capital gains.....................     --        --      (0.27)     (0.64)        --

                                                                   ------    ------     ------     ------     ------
Total distributions...............................................  (0.12)    (0.06)     (0.34)     (0.70)     (0.04)

                                                                   ------    ------     ------     ------     ------
Net asset value, end of period.................................... $16.43    $12.19     $13.10     $14.24     $12.04

                                                                   ======    ======     ======     ======     ======
Total return (b)..................................................  35.89%    (6.57)%    (5.19)%    24.36%     18.20%

                                                                   ======    ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $7,872    $3,469     $6,015     $6,474     $1,164
Ratio of operating expenses to average net assets.................   1.29%     1.31%      1.23%      1.27%      1.38%(d)
Ratio of net investment income/(loss) to average net assets.......   0.92%     0.31%      0.49%      0.56%      1.93%(d)
Portfolio turnover rate...........................................    140%       76%        69%        53%        73%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................   1.29%     1.31%      1.23%      1.27%      1.51%(d)

--------------------------------------------------------------------------------
(a)The Munder Small-Cap Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 10, 1997, February 11, 1997 and January 13, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                            Small-Cap Value Fund(a)
------------------------------------------------------------------------------------------------------------
 Year       Year       Year         Year      Period      Year      Year       Year         Year      Period
 Ended     Ended      Ended        Ended      Ended       Ended    Ended      Ended        Ended      Ended
6/30/01  6/30/00(c) 6/30/99(c)   6/30/98(c) 6/30/97(c)   6/30/01 6/30/00(c) 6/30/99(c)   6/30/98(c) 6/30/97(c)
Class B   Class B    Class B      Class B    Class B     Class C  Class C    Class C      Class C    Class C
-------  ---------- ----------   ---------- ----------   ------- ---------- ----------   ---------- ----------
$ 12.06    $13.03     $14.19       $12.03    $10.76      $12.02    $13.00     $14.18       $12.02     $10.22
-------    ------     ------       ------     ------     ------    ------     ------       ------     ------
   0.12     (0.05)     (0.03)       (0.03)     0.05        0.13     (0.05)     (0.03)       (0.03)      0.05
   4.07     (0.91)     (0.84)        2.83      1.24        4.05     (0.92)     (0.86)        2.83       1.78
-------    ------     ------       ------     ------     ------    ------     ------       ------     ------
   4.19     (0.96)     (0.87)        2.80      1.29        4.18     (0.97)     (0.89)        2.80       1.83
-------    ------     ------       ------     ------     ------    ------     ------       ------     ------
  (0.01)       --      (0.00)(e)       --     (0.02)      (0.01)       --      (0.00)(e)       --      (0.03)
     --     (0.01)     (0.02)          --        --          --     (0.01)     (0.02)          --         --
     --        --      (0.27)       (0.64)       --          --        --      (0.27)       (0.64)        --
-------    ------     ------       ------     ------     ------    ------     ------       ------     ------
  (0.01)    (0.01)     (0.29)       (0.64)    (0.02)      (0.01)    (0.01)     (0.29)       (0.64)     (0.03)
-------    ------     ------       ------     ------     ------    ------     ------       ------     ------
$ 16.24    $12.06     $13.03       $14.19    $12.03      $16.19    $12.02     $13.00       $14.18     $12.02
=======    ======     ======       ======     ======     ======    ======     ======       ======     ======
  34.80%    (7.38)%    (5.85)%      23.58%    12.03%      34.83%    (7.47)%    (6.00)%      23.60%     17.92%
=======    ======     ======       ======     ======     ======    ======     ======       ======     ======
$15,063    $2,741     $3,287       $3,237    $  373      $4,772    $1,275     $1,845       $1,932     $  197
   2.04%     2.06%      1.98%        2.02%     2.13%(d)    2.04%     2.06%      1.98%        2.02%      2.13%(d)
   0.17%    (0.44)%    (0.27)%      (0.19)%    1.18%(d)    0.17%    (0.44)%    (0.27)%      (0.19)%     1.18%(d)
    140%       76%        69%          53%       73%        140%       76%        69%          53%        73%

   2.04%     2.06%      1.98%        2.02%     2.26%(d)    2.04%     2.06%      1.98%        2.02%      2.26%(d)

                                                                                Small Company Growth Fund(a)
                                                                   ----------------------------------------------------
                                                                      Year       Year       Year       Year       Year
                                                                     Ended      Ended      Ended      Ended      Ended
                                                                   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
                                                                    Class A    Class A    Class A    Class A    Class A
                                                                   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..............................  $ 20.18    $ 16.53    $ 19.96    $ 21.61    $ 21.08
                                                                    -------    -------    -------    -------    -------
Income from investment operations:
Net investment loss...............................................    (0.11)     (0.15)     (0.07)     (0.13)     (0.12)
Net realized and unrealized gain/(loss) on investments............    (4.09)      3.80      (2.15)      2.59       3.64
                                                                    -------    -------    -------    -------    -------
Total from investment operations..................................    (4.20)      3.65      (2.22)      2.46       3.52
                                                                    -------    -------    -------    -------    -------
Less distributions:
Distributions from net realized capital gains.....................    (0.44)        --      (1.21)     (4.11)     (2.99)
Distributions in excess of net realized gains.....................    (0.42)        --         --         --         --
Distributions from capital........................................    (0.11)        --         --         --         --
                                                                    -------    -------    -------    -------    -------
Total distributions...............................................    (0.97)        --      (1.21)     (4.11)     (2.99)
                                                                    -------    -------    -------    -------    -------
Net asset value, end of period....................................  $ 15.01    $ 20.18    $ 16.53    $ 19.96    $ 21.61
                                                                    =======    =======    =======    =======    =======
Total return (b)..................................................   (21.39)%    22.26%    (10.92)%    12.41%     18.88%
                                                                    =======    =======    =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................  $11,151    $16,611    $25,729    $20,909    $11,646
Ratio of operating expenses to average net assets.................     1.28%      1.26%      1.22%      1.20%      1.22%
Ratio of net investment loss to average net assets................    (0.69)%    (0.89)%    (0.44)%    (0.57)%    (0.62)%
Portfolio turnover rate...........................................      162%       158%       108%       123%        98%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................     1.28%      1.26%      1.22%      1.20%      1.22%

--------------------------------------------------------------------------------
(a)The Munder Small Company Growth Fund Class A Shares, Class B Shares and
   Class C Shares commenced operations on November 23, 1992, April 28, 1994 and September 26, 1995, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                        Small Company Growth Fund(a)
-----------------------------------------------------------------------------------------------------------
   Year       Year       Year       Year       Year       Year       Year       Year       Year       Year
  Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended
6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c) 6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
 Class B    Class B    Class B    Class B    Class B    Class C    Class C    Class C    Class C    Class C
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
  $18.75.   $ 15.71    $ 19.16    $ 21.05     $20.74    $ 19.07     $15.97    $ 19.46     $21.32     $20.93
  -------   -------    -------    -------     ------    -------     ------    -------     ------     ------
 (0.22)       (0.26)     (0.19)     (0.28)     (0.25)     (0.22)     (0.26)     (0.19)     (0.28)     (0.25)
  (3.78).      3.30      (2.05)      2.50       3.55      (3.87)      3.36      (2.09)      2.53       3.63
  ------    -------    -------    -------     ------    -------     ------    -------     ------     ------
  (4.00).      3.04      (2.24)      2.22       3.30      (4.09)      3.10      (2.28)      2.25       3.38
  ------    -------    -------    -------     ------    -------     ------    -------     ------     ------
  (0.44).        --      (1.21)     (4.11)     (2.99)     (0.44)        --      (1.21)     (4.11)     (2.99)
  (0.42).        --         --         --         --      (0.42)        --         --         --         --
  (0.11).        --         --         --         --      (0.11)        --         --         --         --
  ------    -------    -------    -------     ------    -------     ------    -------     ------     ------
  (0.97).        --      (1.21)     (4.11)     (2.99)     (0.97)        --      (1.21)     (4.11)     (2.99)
  ------    -------    -------    -------     ------    -------     ------    -------     ------     ------
  $13.78.   $ 18.75    $ 15.71    $ 19.16     $21.05    $ 14.01     $19.07    $ 15.97     $19.46     $21.32
  ======    =======    =======    =======     ======    =======     ======    =======     ======     ======
(21.88)%.     19.49%    (11.55)%    11.51%     18.06%    (21.95)%    19.49%    (11.58)%    11.50%     18.26%
  ======    =======    =======    =======     ======    =======     ======    =======     ======     ======

  $6,691.   $ 8,562    $ 8,745    $14,013     $5,735    $ 2,584     $3,352    $ 3,839     $6,319     $2,271
   2.03%.      2.01%      1.97%      1.95%      1.97%      2.03%      2.01%      1.97%      1.95%      1.97%
 (1.44)%.     (1.64)%    (1.19)%    (1.32)%    (1.37)%    (1.44)%    (1.64)%    (1.19)%    (1.32)%    (1.37)%
    162%.       158%       108%       123%        98%       162%       158%       108%       123%        98%
   2.03%.      2.01%      1.97%      1.95%      1.97%      2.03%      2.01%      1.97%      1.95%      1.97%

                                                                             Framlington Emerging Markets Fund(a)
                                                                   ----------------------------------------------------
                                                                    Year        Year        Year       Year      Period
                                                                    Ended      Ended       Ended      Ended      Ended
                                                                   6/30/01   6/30/00(c)  6/30/99(c) 6/30/98(c) 6/30/97(c)
                                                                   Class A    Class A     Class A    Class A    Class A
                                                                   -------   ----------  ---------- ---------- ----------
Net asset value, beginning of period.............................. $ 12.78     $11.69      $ 8.99    $ 12.92     $10.18

                                                                   -------     ------      ------    -------     ------
Income from investment operations:
Net investment income/(loss)......................................   (0.07)      0.00(e)     0.03       0.11       0.05
Net realized and unrealized gain/(loss) on investments............   (4.05)      1.09        2.67      (3.73)      2.71

                                                                   -------     ------      ------    -------     ------
Total from investment operations..................................   (4.12)      1.09        2.70      (3.62)      2.76

                                                                   -------     ------      ------    -------     ------
Less distributions:
Dividends from net investment income..............................   (0.04)        --          --      (0.04)     (0.02)
Distributions from net realized gains.............................      --         --          --      (0.05)        --
Distributions in excess of net realized gains.....................      --         --          --      (0.22)        --

                                                                   -------     ------      ------    -------     ------
Total distributions...............................................   (0.04)        --          --      (0.31)     (0.02)

                                                                   -------     ------      ------    -------     ------
Net asset value, end of period.................................... $  8.62     $12.78      $11.69    $  8.99     $12.92

                                                                   =======     ======      ======    =======     ======
Total return(b)...................................................  (32.32)%     9.32%      30.03%    (28.34)%    27.16%

                                                                   =======     ======      ======    =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $ 1,685     $3,637      $  961    $   632     $  532
Ratio of operating expenses to average net assets.................    2.02%      1.98%       1.85%      1.89%      1.79%(d)
Ratio of net investment income/(loss) to average net assets.......   (0.54)%    (0.02)%      0.39%      0.93%      1.14%(d)
Portfolio turnover rate...........................................     223%       177%        159%        94%        46%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................    2.08%      2.14%       2.12%      2.14%      5.43%(d)

--------------------------------------------------------------------------------
(a)The Munder Framlington Emerging Markets Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 14, 1997, February 25, 1997 and March 3, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.
(e)Amount represents less than $0.01 per share.

                                       Framlington Emerging Markets Fund(a)
--------------------------------------------------------------------------------------------------------------
 Year        Year       Year       Year        Period      Year        Year       Year       Year        Period
 Ended      Ended      Ended      Ended        Ended       Ended      Ended      Ended      Ended        Ended
6/30/01   6/30/00(c) 6/30/99(c) 6/30/98(c)   6/30/97(c)   6/30/01   6/30/00(c) 6/30/99(c) 6/30/98(c)   6/30/97(c)
Class B    Class B    Class B    Class B      Class B     Class C    Class C    Class C    Class C      Class C
-------   ---------- ---------- ----------   ----------   -------   ---------- ---------- ----------   ----------
$12.52...   $11.47     $ 8.95    $ 12.91       $11.13     $ 12.43     $11.47     $ 8.96    $ 12.92       $10.95
------      ------     ------    -------       ------     -------     ------     ------    -------       ------
 (0.16).     (0.10)     (0.03)      0.02         0.01       (0.15)     (0.10)     (0.03)      0.02         0.01
 (3.94).     (1.15)      2.55      (3.71)        1.79       (3.92)      1.06       2.54      (3.71)        1.96
------      ------     ------    -------       ------     -------     ------     ------    -------       ------
 (4.10).     (1.05)      2.52      (3.69)        1.80       (4.07)      0.96       2.51      (3.69)        1.97
------      ------     ------    -------       ------     -------     ------     ------    -------       ------
    --          --         --      (0.00)(e)    (0.02)         --         --         --      (0.00)(e)    (0.00)(e)
    --          --         --      (0.05)          --          --         --         --      (0.05)          --
    --          --         --      (0.22)          --          --         --         --      (0.22)          --
------      ------     ------    -------       ------     -------     ------     ------    -------       ------
    --          --         --      (0.27)       (0.02)         --         --         --      (0.27)       (0.00)(e)
------      ------     ------    -------       ------     -------     ------     ------    -------       ------
 $8.42      $12.52     $11.47    $  8.95       $12.91     $  8.36     $12.43     $11.47    $  8.96       $12.92
======      ======     ======    =======       ======     =======     ======     ======    =======       ======
(32.67)%      9.15%     28.16%    (28.90)%      16.21%     (32.74)%     8.37%     28.01%    (28.88)%      18.03%
======      ======     ======    =======       ======     =======     ======     ======    =======       ======
$1,587      $3,012     $1,121    $   511       $  134     $   439     $  807     $  497    $   132       $   24
  2.76%.      2.73%      2.60%      2.64%        2.54%(d)    2.76%      2.73%      2.60%      2.64%        2.54%(d)
 (1.28)%     (0.77)%    (0.36)%     0.18%        0.39%(d)   (1.28)%    (0.77)%    (0.36)%     0.18%        0.39%(d)
   223%        177%       159%        94%          46%        223%       177%       159%        94%          46%
  2.83%       2.88%      2.87%      2.89%        6.18%(d)    2.83%      2.89%      2.87%      2.89%        6.18%(d)

                                                                                Framlington Healthcare Fund(a)
                                                                   ---------------------------------------------------
                                                                      Year        Year       Year       Year    Period
                                                                     Ended       Ended      Ended      Ended     Ended
                                                                   6/30/01(c)  6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97
                                                                    Class A     Class A    Class A    Class A   Class A
                                                                   ----------  ---------- ---------- ---------- -------
Net asset value, beginning of period..............................  $  28.35    $ 10.46    $ 11.82     $10.89   $11.30

                                                                    --------    -------    -------     ------   ------
Income from investment operations:
Net investment loss...............................................     (0.35)     (0.22)     (0.13)     (0.15)   (0.01)
Net realized and unrealized gain/(loss) on investments............     (1.93)     18.11      (1.13)      1.08    (0.40)

                                                                    --------    -------    -------     ------   ------
Total from investment operations..................................     (2.28)     17.89      (1.26)      0.93    (0.41)

                                                                    --------    -------    -------     ------   ------
Less distributions:
Distributions from net realized gains.............................     (0.55)        --      (0.08)        --       --
Distributions in excess of net realized gains.....................     (0.21)        --      (0.02)        --       --

                                                                    --------    -------    -------     ------   ------
Total distributions...............................................     (0.76)        --      (0.10)        --       --

                                                                    --------    -------    -------     ------   ------
Net asset value, end of period....................................  $  25.31    $ 28.35    $ 10.46     $11.82   $10.89

                                                                    ========    =======    =======     ======   ======
Total return(b)...................................................     (8.38)%   171.03%    (10.69)%     8.54%   (3.63)%

                                                                    ========    =======    =======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................  $167,514    $79,441    $ 3,382     $4,984   $  664
Ratio of operating expenses to average net assets.................      1.55%      1.61%      1.61%      1.62%    1.55%(d)
Ratio of net investment loss to average net assets................     (1.28)%    (1.01)%    (1.27)%    (1.20)%  (0.95)%(d)
Portfolio turnover rate...........................................        45%        60%        49%        47%      14%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................      1.55%      1.63%      1.92%      2.40%    7.33%(d)

--------------------------------------------------------------------------------
(a)The Munder Framlington Healthcare Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 14, 1997, January 31, 1997 and January 13, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                          Framlington Healthcare Fund(a)
-------------------------------------------------------------------------------------------------------------
   Year        Year        Year       Year    Period         Year        Year       Year       Year    Period
  Ended       Ended       Ended      Ended     Ended        Ended       Ended      Ended      Ended     Ended
6/30/01(c)  6/30/00(c)  6/30/99(c) 6/30/98(c) 6/30/97     6/30/01(c)  6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97
 Class B     Class B     Class B    Class B   Class B      Class C     Class C    Class C    Class C   Class C
----------  ----------  ---------- ---------- -------     ----------  ---------- ---------- ---------- -------
$  27.64     $  10.27    $ 11.69     $10.85   $11.02       $  27.62    $ 10.27    $ 11.69     $10.86   $10.40
 --------    --------    -------     ------   ------       --------    -------    -------     ------   ------
   (0.53)       (0.37)     (0.21)     (0.23)   (0.02)         (0.53)     (0.40)     (0.21)     (0.23)   (0.01)
   (1.87)       17.74      (1.11)      1.07    (0.15)         (1.87)     17.75      (1.11)      1.06     0.47
 --------    --------    -------     ------   ------       --------    -------    -------     ------   ------
   (2.40)       17.37      (1.32)      0.84    (0.17)         (2.40)     17.35      (1.32)      0.83     0.46
 --------    --------    -------     ------   ------       --------    -------    -------     ------   ------
   (0.55)          --      (0.08)        --       --          (0.55)        --      (0.08)        --       --
    (0.21)         --      (0.02)        --       --          (0.21)        --      (0.02)        --       --
 --------    --------    -------     ------   ------       --------    -------    -------     ------   ------
    (0.76)         --      (0.10)        --       --          (0.76)        --      (0.10)        --       --
 --------    --------    -------     ------   ------       --------    -------    -------     ------   ------
$  24.48     $  27.64    $ 10.27     $11.69   $10.85       $  24.46    $ 27.62    $ 10.27     $11.69   $10.86
 ========    ========    =======     ======   ======       ========    =======    =======     ======   ======
   (9.04)%     169.13%    (11.40)%     7.83%   (1.54)%        (9.05)%   168.94%    (11.40)%     7.73%    4.42%
 ========    ========    =======     ======   ======       ========    =======    =======     ======   ======
 $224,080.   $102,859    $ 6,682     $8,664   $1,063       $122,087    $77,156    $ 1,652     $3,378   $  164
    2.30%        2.36%      2.36%      2.37%    2.30%(d)       2.30%      2.36%      2.36%      2.37%    2.30%(d)
   (2.03)%      (1.75)%    (2.02)%    (1.95)%  (1.70)%(d)     (2.03)%    (1.75)%    (2.02)%    (1.95)%  (1.70)%(d)
      45%          60%        49%        47%      14%            45%        60%        49%        47%      14%
    2.30%        2.38%      2.67%      3.15%    8.08%(d)       2.30%      2.38%      2.67%      3.15%    8.08%(d)

                                                                           Framlington International Growth Fund(a)
                                                                   ----------------------------------------------------
                                                                      Year       Year       Year       Year      Period
                                                                     Ended      Ended      Ended      Ended      Ended
                                                                   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
                                                                    Class A    Class A    Class A    Class A    Class A
                                                                   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..............................  $ 15.79     $12.79     $11.92     $11.35     $10.10
                                                                    -------     ------     ------     ------     ------
Income from investment operations:
Net investment income/(loss)......................................    (0.04)     (0.05)     (0.02)      0.02       0.05
Net realized and unrealized gain/(loss) on investments............    (4.62)      3.72       0.90       0.61       1.20
                                                                    -------     ------     ------     ------     ------
Total from investment operations..................................    (4.66)      3.67       0.88       0.63       1.25
                                                                    -------     ------     ------     ------     ------
Less distributions:
Dividends from net investment income..............................       --      (0.08)        --      (0.02)        --
Dividends in excess of net investment income......................       --      (0.05)        --         --         --
Distributions from net realized gains.............................    (1.11)     (0.54)     (0.01)     (0.03)        --
Distributions in excess of net realized gains.....................       --         --         --      (0.01)        --
                                                                    -------     ------     ------     ------     ------
Total distributions...............................................    (1.11)     (0.67)     (0.01)     (0.06)        --
                                                                    -------     ------     ------     ------     ------
Net asset value, end of period....................................  $ 10.02     $15.79     $12.79     $11.92     $11.35
                                                                    =======     ======     ======     ======     ======
Total return (b)..................................................   (31.24)%    28.89%      7.36%      5.60%     12.38%
                                                                    =======     ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................  $ 1,519     $1,715     $2,869     $1,601     $1,103
Ratio of operating expenses to average net assets.................     1.72%      1.69%      1.60%      1.62%      1.55%(d)
Ratio of net investment income/(loss) to average net assets.......    (0.29)%    (0.34)%    (0.16)%     0.21%      1.01%(d)
Portfolio turnover rate...........................................      119%        65%        66%        38%        15%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................     1.81%      1.71%      1.75%      1.82%      2.56%(d)

--------------------------------------------------------------------------------
(a)The Munder Framlington International Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 20, 1997, March 19, 1997 and February 13, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                    Framlington International Growth Fund(a)
-------------------------------------------------------------------------------------------------------------
   Year       Year       Year       Year      Period        Year       Year       Year      Period     Period
  Ended      Ended      Ended      Ended      Ended        Ended      Ended      Ended      Ended      Ended
6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)   6/30/01(c) 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
 Class B    Class B    Class B    Class B    Class B      Class C    Class C    Class C    Class C    Class C
---------- ---------- ---------- ---------- ----------   ---------- ---------- ---------- ---------- ----------
 $15.51...   $12.56     $11.83     $11.32     $ 9.85      $ 15.55     $12.58     $11.86     $11.33     $10.03
  ------     ------     ------     ------     ------      -------     ------     ------     ------     ------
  (0.13)      (0.17)     (0.10)     (0.06)      0.01        (0.12)     (0.17)     (0.10)     (0.06)      0.01
  (4.51)       3.66       0.84       0.61       1.46        (4.54)      3.68       0.83       0.63       1.29
  ------     ------     ------     ------     ------      -------     ------     ------     ------     ------
  (4.64)       3.49       0.74       0.55       1.47        (4.66)      3.51       0.73       0.57       1.30
  ------     ------     ------     ------     ------      -------     ------     ------     ------     ------
     --          --         --         --         --           --         --         --         --         --
     --          --         --         --         --           --         --         --         --         --
  (1.11)      (0.54)     (0.01)     (0.03)        --        (1.11)     (0.54)     (0.01)     (0.03)        --
     --          --         --      (0.01)        --           --         --         --      (0.01)        --
  ------     ------     ------     ------     ------      -------     ------     ------     ------     ------
  (1.11)      (0.54)     (0.01)     (0.04)        --        (1.11)     (0.54)     (0.01)     (0.04)        --
  ------     ------     ------     ------     ------      -------     ------     ------     ------     ------
  $9.76      $15.51     $12.56     $11.83     $11.32      $  9.78     $15.55     $12.58     $11.86     $11.33
  ======     ======     ======     ======     ======      =======     ======     ======     ======     ======
 (31.70)%     27.96%      6.23%      4.88%     14.92%      (31.75)%    28.07%      6.13%      5.05%     12.96%
  ======     ======     ======     ======     ======      =======     ======     ======     ======     ======
 $1,034      $1,638     $  546     $  591     $  128      $   867     $1,118     $  172     $  196     $   62
   2.47%       2.44%      2.36%      2.37%      2.30%(d)     2.47%      2.44%      2.36%      2.37%      2.30%(d)
  (1.04)%     (1.09)%    (0.92)%    (0.54)%     0.26%(d)    (1.04)%    (1.09)%     0.92%     (0.54)%     0.26%(d)
    119%         65%        66%        38%        15%         119%        65%        66%        38%        15%
   2.56%       2.46%      2.51%      2.57%      3.31%(d)     2.56%      2.46%      2.51%      2.58%      3.31%(d)

                                              811-5899 (The Munder Funds Trust)
                                                                       Balanced
                                                           International Equity
                                                           Small Company Growth

                                              811-7346 (The Munder Funds, Inc.)
                                                                  Bio(Tech)/2 /
                                       Large-Cap Growth (formerly Focus Growth)
                                       Large-Cap Value (formerly Equity Income)
                                                               Micro-Cap Equity
                                                                  MidCap Select
                                                            Multi-Season Growth
                                                                     Power Plus
                                                  Real Estate Equity Investment
                                                                Small-Cap Value

                                  811-7897 (The Munder Framlington Funds Trust)
                                                   Framlington Emerging Markets
                                                         Framlington Healthcare
                                               Framlington International Growth

             More information about the Funds is available free upon request, including the following:

             ANNUAL/SEMI-ANNUAL REPORTS
             You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

             STATEMENT OF ADDITIONAL INFORMATION
             Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds
               c/o PFPC Inc.
               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds
               c/o PFPC Inc.
               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov

               You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

               You may also find more information about the Funds on the Internet at: www.munder.com. This website is not considered part of the prospectus.

             PROEQABC&II202

             Please see the inside back cover for a list of funds and the applicable SEC file numbers.

             SEC File Numbers: 811-7346, 811-5899, 811-7897


--------------------------------------------------------------------------------

                                                                     Prospectus

                                                      CLASS A, B, C & II SHARES

                                                               October 31, 2001
                                                   As Restated February 1, 2002



                                              The Munder Future Technology Fund

                                                         The Munder NetNet Fund



                          As with all mutual funds, the Securities and Exchange
                    Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus.
                                   It is a criminal offense to state otherwise.


--------------------------------------------------------------------------------

         [LOGO] MunderLogo_382

             FAMILY OF MUTUAL FUNDS

             LARGE-CAP EQUITY
             Large-Cap Growth
             Multi-Season Growth
             Index 500
             Large-Cap Value

             MID- TO MICRO-CAP EQUITY
             MidCap Select
             Small Company Growth
             Small-Cap Value
             Micro-Cap Equity

             NICHE / SECTOR EQUITY
             NetNet
             Future Technology
             Framlington Healthcare
             Bio(Tech)/2 /
             Power Plus
             Real Estate Equity Investment

             HYBRID
             Balanced
             Fund of Funds

             INTERNATIONAL
             Framlington International Growth
             International Equity
             International Bond
             Framlington Emerging Markets

             TAXABLE INCOME
             Bond
             Intermediate Bond
             U.S. Government Income

             TAX-FREE INCOME
             Michigan Tax-Free Bond
             Tax-Free Bond
             Tax-Free Short-Intermediate Bond

             MONEY MARKET
             Cash Investment
             Money Market
             Tax-Free Money Market
             U.S. Treasury Money Market

TABLE OF CONTENTS

 2  Risk/Return Summary
 2  Future Technology Fund
 6  NetNet Fund

10  More About The Funds
10  Glossary
10  Principal Investment Strategies and Risks
12  Other Investment Strategies and Risks

15  Your Investment
15  How to Reach the Funds
15  Purchasing Shares
16  Exchanging Shares
17  Redeeming Shares
18  Additional Policies for Purchases, Exchanges and Redemptions
19  Shareholder Privileges

20  Distribution Arrangements
20  Share Class Selection
20  Applicable Sales Charge--Class A Shares
22  Applicable Sales Charge--Class II Shares
22  CDSC
24  12b-1 Fees
24  Other Information

25  Pricing Of Fund Shares

26  Distributions

27  Federal Tax Considerations
27  Taxes on Distributions
27  Taxes on Sales or Exchanges
27  Other Considerations

28  Management
28  Investment Advisor
28  Portfolio Managers

29  Financial Highlights

Back Cover For Additional Information

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds." Certain terms used in this prospectus are defined in the Glossary.

All goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors without shareholder approval. Certain investment strategies for Funds whose name implies a specific type of investment may not be changed without 60 days' prior notice to shareholders.

FUTURE TECHNOLOGY FUND


 Goal

The Fund's goal is to provide capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing at least 80% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings (''IPOs'').

The products and services provided by technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, media and information services and Internet-related services.

In selecting stocks, the advisor will first identify attractive sectors within the technology industry. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing sectors. Using fundamental analysis, the advisor will look for companies with:

 .  strong market share within their sector; and/or

 .  technologically superior products or services; and

 .  stable or improving revenue growth, earnings growth or order trends.

There is no limit on the market capitalization of the companies in which the Fund may invest, or on the length of operating history for the companies. The Fund may invest in small companies and may invest without limit in IPOs. It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund is "non-diversified" under the Investment Company Act of 1940 and may invest more of its assets in fewer issuers than a "diversified" investment company.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Sector Risk. The Fund will concentrate its investments in the technology industry. Market or economic factors impacting that industry could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets, and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 Performance

The bar chart and table below give some indication of the risk of investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class II shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class could differ. Please see the section entitled ''Fees and Expenses.''

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Future Technology Fund Class A
Total Return (%)
(per calendar year)

2000
(37.08)

Year-to-date through September 30, 2001: (60.96)%

Best Quarter:  Q1 2000   31.71%
Worst Quarter: Q4 2000 (41.31)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                    Since
                                        1 Year  Inception/(1)/
                                          %           %
--------------------------------------------------------------
Class A................................ (40.53)    (14.50)
S&P 500(R) Index/(2)/..................  (9.11)     (1.54)
Goldman Sachs Technology Composite/(2)/ (37.84)    (12.86)
Class B................................ (40.02)    (13.95)
S&P 500(R) Index/(2)/..................  (9.11)     (1.54)
Goldman Sachs Technology Composite/(2)/ (37.84)    (12.86)
Class II............................... (38.78)    (20.41)
S&P 500(R) Index/(2)/..................  (9.11)     (3.47)
Goldman Sachs Technology Composite/(2)/ (37.84)    (23.58)

--------------------------------------------------------------------------------
(1)The inception dates for Class A, Class B and Class II shares are 10/26/99, 10/26/99 and 11/16/99, respectively. The index returns from inception are from November 1, 1999 for Class A and Class B shares and December 1, 1999 for Class II shares.
(2)Standard & Poor's 500 Composite Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S.
   stock market. The Goldman Sachs Technology Composite is a modified capitalization-weighted index of selected technology stocks.

The average annual total returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--Future Technology Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A    Class B Class II
                                                                       Shares     Shares   Shares
Shareholder Fees (fees paid directly from your investment)             -------    ------- --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................    5.5%(a)  None    1%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................    None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........    None     None    None
Redemption Fees.......................................................    2%(e)    2%(e)   2%(e)
Exchange Fees.........................................................    None     None    None

                                                                         Class A Class B Class II
                                                                         Shares  Shares   Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- --------
Management Fees.........................................................  1.00    1.00     1.00
Distribution and/or Service (12b-1) Fees................................  0.25    1.00     1.00
Other Expenses..........................................................  0.70    0.70     0.70

                                                                          ----    ----     ----
Total Annual Fund Operating Expenses(1).................................  1.95    2.70     2.70

                                                                          ====    ====     ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares that were purchased with no initial sales charge as part of an investment of $1,000,000 or more .
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class II shares within eighteen months of purchase.
(e)Effective January 1, 2002, a short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of shares of the Fund.
(1)Total Annual Fund Operating Expenses disclosed above are based on the Fund's actual expenses for its most recent fiscal year. Due to the fixed costs related to maintaining a mutual fund, you should be aware that during periods when the Fund's assets are declining, its operating expenses as a percent of net assets could be significantly higher than the Total Annual Fund Operating Expenses shown above. For example, if the Fund's average net assets for the current fiscal year were 30%, 50% or 70% less than its average net assets during the most recent fiscal year, expected Total Annual Fund Operating Expenses for the current fiscal year could be approximately 7%, 21% or 55% higher, respectively, for Class A Shares, or 5%, 15% or 40% higher, respectively, for Class B and II Shares, than those shown in the table above. Of course, if the Fund's net assets were increasing by similar percentages, corresponding decreases in Total Annual Fund Operating Expenses as a percent of net assets would be expected.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              Class A Class B   Class B    Class II Class II
                              Shares  Shares*   Shares**   Shares*  Shares**
                              ------- -------   --------   -------- --------
1 Year....................... $  737  $  773     $  273     $  470   $  370
3 Years...................... $1,129  $1,138     $  838     $  930   $  930
5 Years...................... $1,544  $1,630     $1,430     $1,516   $1,516
10 Years..................... $2,700  $2,848***  $2,848***  $3,101   $3,101

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

NETNET FUND


 Goal

The Fund's goal is to provide long-term capital appreciation.


 Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies positioned to benefit from the growth of the Internet. These types of companies fall into three basic categories:

 . Pure plays--companies whose core business models are focused exclusively on the Internet;

 . Builders--companies that provide the innovative hardware, services and software components that enable the advancement or facilitate the usage of the Internet; and

 . Beneficiaries--companies across a broad range of industries and sectors that utilize the Internet to enhance their business models.

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of the types of companies positioned to benefit from the growth of the Internet.

There is no limit on the market capitalization of the companies the Fund may invest in or on the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also invest in foreign securities and purchase and sell options on securities, stock market indices or futures.


 Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Sector Risk. The Fund will invest significantly in companies engaged in Internet-related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Derivatives Risk. The Fund may suffer a loss from its use of options or other forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compares to those of a broad based securities market index.

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales charges (loads). If sales charges were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

NetNet Fund Class A

Total Return (%)
(per calendar year)



1997    30.43
1998    97.92
1999   175.55
2000   (54.23)

Year-to-date through September 30, 2001: (62.80)%

Best Quarter:  Q4 1999   79.67%
Worst Quarter: Q4 2000 (46.40)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                                   Since
                                                       1 Year  Inception /(1)/
                                                         %           %
------------------------------------------------------------------------------
Class A............................................... (56.75)      37.26
S&P 500(R) Index/(2)/.................................  (9.11)      19.44
Russell 2000(R) Index/(2)/............................  (3.03)    10.36//
Inter@ctive Internet Index/(2)/....................... (51.23)    35.91//
Class B............................................... (56.82)      31.03
S&P 500(R) Index/(2)/.................................  (9.11)       9.04
Russell 2000(R) Index/(2)/............................  (3.03)     3.56//
Inter@ctive Internet Index/(2)/....................... (51.23)    45.68//
Class C............................................... (55.00)      32.41
S&P 500(R) Index/(2)/.................................  (9.11)      10.20
Russell 2000(R) Index/(2)/............................  (3.03)      13.44
Inter@ctive Internet Index/(2)/....................... (51.23)    40.81//

--------------------------------------------------------------------------------
(1)The inception date for Class A, Class B and Class C shares are 8/19/96, 6/1/98 and 11/3/98, respectively. The index returns from inception for Class A and Class C shares are from September 1, 1996 and November 1, 1998, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Russell 2000(R) Index is an unmanaged index that measures the performance of the bottom 2,000 on a capitalization basis of the 3,000 largest U.S. publicly traded companies. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Fund has changed its primary market index from the Russell 2000(R) Index to the S&P 500(R) Index which better represents the market in which the Fund invests.

The average annual total returns reflect the imposition of the maximum front-end or contingent deferred sales charge.

 Fees and Expenses--NetNet Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                       Class A   Class B Class C
                                                                       Shares    Shares  Shares
Shareholder Fees (fees paid directly from your investment)             -------   ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering
  price)..............................................................   5.5%(a)  None    None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original
  purchase price or redemption proceeds)..............................   None(b)  5%(c)   1%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...........   None     None    None
Redemption Fees.......................................................   2%(e)    2%(e)   2%(e)
Exchange Fees.........................................................   None     None    None

                                                                         Class A Class B Class C
                                                                         Shares  Shares  Shares
Annual Fund Operating Expenses (expenses that are paid from Fund assets)    %       %       %
as a % of net assets                                                     ------- ------- -------
Management Fees.........................................................  1.00    1.00    1.00
Distribution and/or Service (12b-1) Fees................................  0.25    1.00    1.00
Other Expenses..........................................................  0.61    0.61    0.61

                                                                          ----    ----    ----
Total Annual Fund Operating Expenses(1).................................  1.86    2.61    2.61

                                                                          ====    ====    ====

--------------------------------------------------------------------------------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions of Class C shares within one year of purchase.
(e)Effective January 1, 2002, a short-term trading fee of 2% will be assessed on redemptions within 60 days of purchase of shares of the Fund.
(1)Total Annual Fund Operating Expenses disclosed above are based on the Fund's actual expenses for its most recent fiscal year. Due to the fixed costs related to maintaining a mutual fund, you should be aware that during periods when the Fund's assets are declining, its operating expenses as a percent of net assets could be significantly higher than the Total Annual Fund Operating Expenses shown above. For example, if the Fund's average net assets for the current fiscal year were 30%, 50% or 70% less than its average net assets during the most recent fiscal year, expected Total Annual Fund Operating Expenses for the current fiscal year could be approximately 6%, 18% or 49% higher, respectively, for Class A Shares, or 4%, 13% or 35% higher, respectively, for Class B and C Shares, than those shown in the table above. Of course, if the Fund's net assets were increasing by similar percentages, corresponding decreases in Total Annual Fund Operating Expenses as a percent of net assets would be expected.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   Class A Class B   Class B    Class C Class C
                                   Shares  Shares*   Shares**   Shares* Shares**
                                   ------- -------   --------   ------- --------
1 Year............................ $  729  $  764     $  264    $  364   $  264
3 Years........................... $1,103  $1,111     $  811    $  811   $  811
5 Years........................... $1,500  $1,585     $1,385    $1,385   $1,385
10 Years.......................... $2,610  $2,759***  $2,759*** $2,944   $2,944

--------------------------------------------------------------------------------
*  Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------


This section further describes the Funds' principal investment strategies and risks that are summarized above in the section entitled "Risk/Return Summary." The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.


 Glossary

TYPES OF SECURITIES

American Depositary Receipts (ADRs) are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets.

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income or debt securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government Securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

RATING AGENCIES

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.


 Principal Investment Strategies and Risks

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

   Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

   Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

   Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

   Additional Risks. Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

   A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Short-Term Trading. The historical portfolio turnover rates for the Funds are shown in the Financial Highlights.

   Investment Strategy. Each Fund may engage in short-term trading of portfolio securities, including, initial public offerings, which may result in increasing a Fund's turnover rate.

   Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from a Fund's performance.

Defensive Investing. Defensive investing occurs when a Fund invests all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

   Investment Strategy. All Funds may employ defensive investment techniques and investments on a temporary basis.

   Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

 Other Investment Strategies and Risks

Borrowing and Reverse Repurchase Agreements. Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes or redemptions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

   Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

   Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives.   "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

   Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

   A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

   Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

   Each Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

   Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
   (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Investment Grade Credit Ratings. A security is considered investment grade if, at the time of purchase, it is rated:

 .  BBB or higher by S&P;

 .  Baa or higher by Moody's;

 .  BBB or higher by Duff & Phelps; or

 .  BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

   Investment Strategy. Fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade, except that the Funds may also invest in unrated securities if the advisor believes they are comparable in quality.

   Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

   Special Risks. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

   Investment Strategy. Each Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

   Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

   Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

   Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

YOUR INVESTMENT
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.


 How to Reach the Funds

By telephone: 1-800-438-5789
              Call for shareholder services.

By mail:      The Munder Funds
              c/o PFPC Inc.
              P.O. Box 9701
              Providence, RI 02940

By overnight  The Munder Funds
delivery:     c/o PFPC Inc.
              4400 Computer Drive
              Westborough, MA 01581


 Purchasing Shares

Purchase Price of Shares
Class A and Class II shares of a Fund are sold at the net asset value (NAV) next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B and Class C shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
Until December 31, 2001, the minimum initial investment per Fund for all accounts is $250. Beginning January 1, 2002, the minimum initial investment will be $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts
(IRAs), 403(b), Uniform Gifts to Minor Act (UGMA) and Uniform Transfers to Minors Act (UTMA) accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. For those investors who use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50. We reserve the right to deduct a $6 quarterly fee for all AIP accounts that cease contributions before reaching the applicable account minimum. Before imposing any such fee we will provide you with 30 days' advance written notice.

Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services. We reserve the right to waive any investment minimum. If you wish to invest more than $250,000, you must purchase Class A, Class C or Class II shares.

Accounts below minimums
If your investment in a Fund does not meet the new applicable account minimum as of January 1, 2002, you may increase your balance to that level or that Fund account will be charged a quarterly servicing fee of $6, which includes the cost of any applicable contingent deferred sales charge (CDSC) on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee. We also reserve the right, upon 30 days' advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below the applicable new minimum.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers or financial advisors may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and send a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to: The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds,
   c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

   Boston Safe Deposit and Trust Company
   Boston, MA
   ABA# 011001234
   DDA# 16-798-3
   Account No.:

  You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 .  You may purchase shares through the Automatic Investment Plan.

 .  You may purchase shares through the Reinstatement Privilege.


 Exchanging Shares

Policies for Exchanging Shares
 .  You may exchange your Fund shares for shares of the same class of other
   Munder Funds based on their relative NAVs.

 .  You may exchange Class II or Class C shares of a Fund for Class II or Class
   C shares, respectively, of other Munder Funds, based on their relative NAVs.

 . Class A shares of a Munder Money Market Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of a Fund at NAV.

 . Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 .  Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange requests to your broker, to your financial advisor or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581.


 Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC) or short-term trading fee.

Effective January 1, 2002, if you redeem shares of a Fund within 60 days of purchase, you will incur a 2% short-term trading fee upon redemption based on net assets at the time of redemption. The short-term trading fee also applies when shares are redeemed by exchange to another Munder Fund. The short-term trading fee is paid directly to the Fund you redeem to offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which discourages short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares
For your protection, a medallion signature guarantee is required for the following redemption requests:

 .  redemption proceeds greater than $50,000;

 . redemption proceeds not being made payable to the record owner of the account;

 .  redemption proceeds not being mailed to the address of record on the account;

 . if the redemption proceeds are being transferred to another Munder Fund account with a different registration;

 .  change in ownership or registration of the account; or

 .  changes to banking information without a voided check being supplied.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 .  By Mail.  You may mail your redemption request to: The Munder Funds, c/o
   PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker or your financial advisor, or by calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

  If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be wired to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

  During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 .  You may redeem shares through the Systematic Withdrawal Plan.


 Additional Policies for Purchases, Exchanges and Redemptions

 . We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

 . The Funds reserve the right to reject any purchase order, including exchanges from other Munder Funds.

 . At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 .  To limit the Funds' expenses, we no longer issue share certificates.

 .  A Fund may temporarily stop redeeming shares if:

   .the NYSE is closed;

   .trading on the NYSE is restricted;

   .an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   .if the SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . If you purchased shares directly from the Funds, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

 .  The exchange privilege is not intended as a vehicle for short-term trading.
   Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable.

  Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.


 Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinstatement Privilege. For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Systematic Withdrawal Plan (SWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the SWP by completing the SWP application form available through the Funds' transfer agent. To participate in the SWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the SWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the SWP and you must pay any applicable CDSC when you redeem shares.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


 Share Class Selection

The Funds offer Class A, Class B, Class C and Class II shares through/by this prospectus. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 .  Front end sales charge. There are several ways to reduce these sale charges.

 .  Lower annual expenses than Class B, Class C and Class II shares.

Class B shares
 .  No front end sales charge. All your money goes to work for you right away.

 .  A CDSC on shares you sell within six years of purchase.

 .  Higher annual expenses than Class A shares.

 . Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of a Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after issuance of the original purchase.

 .  CDSC is waived for certain redemptions.

Class C shares
 .  No front end sales charge. All your money goes to work for you right away.

 .  CDSC on shares you sell within one year of purchase.

 .  Higher annual expenses than Class A shares.

 .  Shares do not convert to another class.

Class II shares
 .  Front end sales charge.

 .  CDSC on shares you sell within eighteen months of purchase.

 .  Shares do not convert to another class.

 .  Higher annual expenses than Class A shares.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about those classes.


 Applicable Sales Charge--Class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:






                                     Sales Charge      Dealer
                                         as a        Reallowance
                                    Percentage of       as a
                                   ----------------  Percentage
                                               Net     of the
                                      Your    Asset   Offering
                                   Investment Value     Price
                                       %        %         %
                                   ---------- ----- -------------
              Less than $25,000...   5.50     5.82      5.00
              $25,000 but
                less than $50,000.   5.25     5.54      4.75
              $50,000 but
                less than $100,000   4.50     4.71      4.00
              $100,000 but
                less than $250,000   3.50     3.63      3.25
              $250,000 but
                less than $500,000   2.50     2.56      2.25
              $500,000 but
                less than
                $1,000,000........   1.50     1.52      1.25
              $1,000,000 or more..   None*    None* (see below)**

--------------------------------------
* No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
** The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable federal and state law) who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waivers--General
We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management, the advisor to The Munder Funds):

1.  individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4.  certain qualified employee benefit plans as described below;

5. individuals who reinvest distributions from a qualified retirement plan managed by the advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans"; and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans
Qualified Sponsored Retirement Plans and UPI Plans. We will waive the initial sales charge on purchases of Class A shares by: (i) employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Internal Revenue Code of 1986, as amended (each, a Qualified Employee Benefit Plan) and (1) that invest $1 million or more in Class A shares offered by the Munder Funds, (2) that have at least 75 eligible plan participants or
(3) for which certain types of shareholder services are provided to plan participants pursuant to an agreement with the Munder Funds; and (ii) UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts. These sales charge waivers do not apply to Simplified Employee Pension Plans (SEPs) or Individual Retirement Accounts
(IRAs). Sales charge waivers for Merrill Lynch Plans are described below.

The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

Merrill Lynch Plans. We will waive the initial sales charge on purchases of Class A shares and the CDSC of 1% for certain redemptions within one year of purchase for all investments by Merrill Lynch Plans if:

(i)the Plan's recordkeeper on a daily valuation basis is Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and a Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii)the Plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

The distributor will pay a 1% commission to dealers and other entities (as permitted by Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

  You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The Funds' custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

 . Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.


 Applicable Sales Charge--Class II Shares

You can purchase Class II shares at the NAV plus an initial sales charge. The current sales charge rates and commissions paid to selected dealers are as follows:






                                               Dealer
                             Sales Charge    Reallowance
                          as a Percentage of    as a
                          ------------------ Percentage
                                        Net    of the
                             Your      Asset  Offering
                          Investment   Value    Price
                              %          %        %
                          ----------   ----- -----------
                             1.00      1.10     1.00

 CDSC

You pay a contingent deferred sales charge (CDSC) when you redeem:

 . Class A shares that were bought without paying a front end sales charge as part of an investment of at least $1 million within one year of buying them;

 .  Class B shares within six years of buying them;

 .  Class C shares within one year of buying them;

 .  Class II shares within eighteen months of buying them.

These time periods include the time you held Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class B, Class C or Class II shares of the Fund you are redeeming.

The CDSC for Class A shares, Class C shares and Class II shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below. The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

                       CDSC
Years Since Purchase    %
--------------------   ----
First................. 5.00
Second................ 4.00
Third................. 3.00
Fourth................ 3.00
Fifth................. 2.00
Sixth................. 1.00
Seventh and thereafter 0.00

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares X $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, Class C shares and Class II shares, the Funds' distributor pays sales commissions of 4.00%, 1.00% and 2.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares, Class C shares and Class II shares.

CDSC Waivers
We will waive the CDSC payable upon redemptions of Class B shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 .  involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of Class B shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i)the Plan's recordkeeper on a daily valuation basis is Merrill Lynch; or

(ii)the Plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii)the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.


 12b-1 Fees

The Funds have adopted a Rule 12b-1 plan with respect to their Class A, Class B, Class C and Class II shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class A, Class B, Class C and Class II shares to pay for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class B, Class C and Class II shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.


 Other Information

In addition to paying 12b-1 fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------


Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of each Fund is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for any security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Funds to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. The determinations of the pricing committee will be reviewed by the Board of Directors of the Funds at the regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Board of Directors. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds pay dividends, if any, at least annually.

All Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling
(800) 438-5789.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.


 Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.


 Taxes on Sales or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.


 Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
--------------------------------------------------------------------------------



 Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund. As of June 30, 2001, MCM and its then wholly-owned subsidiary, World Asset Management, had approximately $37.8 billion in assets under management, of which $23.1 billion were invested in equity securities, $7.1 billion were invested in money market or other short-term instruments, $5.9 billion were invested in other fixed income securities and $1.7 billion were invested in balanced investments.

The advisor provides overall investment management for the Funds. The advisor also provides all research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2001, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

Future Technology Fund 1.00%
NetNet Fund........... 1.00%


 Portfolio Managers


FUTURE TECHNOLOGY FUND  AND NETNET FUND

A team of professional portfolio managers employed by MCM makes investment decisions for the Funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors. The independent auditor's report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.

                                                                  Future Technology Fund(a)
                                        ------------------------------------------------------------------------
                                           Year     Period           Year     Period           Year      Period
                                          Ended      Ended          Ended      Ended          Ended      Ended
                                        6/30/01(c)  6/30/00       6/30/01(c)  6/30/00       6/30/01(c)  6/30/00
                                         Class A    Class A        Class B    Class B        Class II   Class II
                                        ----------  --------      ----------  --------      ----------  --------
Net asset value, beginning of period... $   16.66   $  10.00       $  16.58   $  10.00       $  15.00   $  10.00
                                        ---------   --------       --------   --------       --------   --------
Income from investment operations:
Net investment loss....................     (0.15)     (0.08)         (0.22)     (0.13)         (0.20)     (0.11)
Net realized and unrealized gain/(loss)
 on investments........................    (10.49)      6.74         (10.41)      6.71          (9.42)      5.11
                                        ---------   --------       --------   --------       --------   --------
Total from investment operations.......    (10.64)      6.66         (10.63)      6.58          (9.62)      5.00
                                        ---------   --------       --------   --------       --------   --------
Less distributions:
Distributions from capital.............        --         --             --         --             --         --
Total distributions....................        --         --             --         --             --         --
                                        ---------   --------       --------   --------       --------   --------
Net asset value, end of period......... $    6.02   $  16.66       $   5.95   $  16.58       $   5.38   $  15.00
                                        =========   ========       ========   ========       ========   ========
Total return(b)........................    (63.87)%    66.60%        (64.11)%    65.80%        (64.13)%    50.00%
                                        =========   ========       ========   ========       ========   ========
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)...  $268,665   $823,008       $324,763   $880,011       $185,063   $530,462
Ratio of operating expenses to average
 net assets............................      1.89%      1.60%(d)       2.64%      2.35%(d)       2.64%      2.35%(d)
Ratio of net investment loss to average
 net assets............................     (1.37)%    (1.28)%(d)     (2.12)%    (2.03)%(d)      2.12%     (2.03)%(d)
Portfolio turnover rate................       145%        53%           145%        53%           145%        53%
Ratio of operating expenses to average
 net assets without expenses
 reimbursed............................      1.95%      1.65%(d)       2.70%      2.40%(d)       2.70%      2.40%(d)

--------------------------------------------------------------------------------
(a)The Munder Future Technology Fund Class A Shares, Class B Shares and Class
   II Shares commenced operations on October 26, 1999, October 26, 1999 and November 16, 1999, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                                         NetNet Fund(a)
                                                                   -----------------------------------------------------
                                                                    Year        Year          Year       Year     Period
                                                                    Ended       Ended        Ended       Ended     Ended
                                                                   6/30/01     6/30/00     6/30/99(c)   6/30/98   6/30/97
                                                                   Class A     Class A      Class A     Class A   Class A
                                                                   --------   ----------   ----------   -------   -------
Net asset value, beginning of period.............................. $  70.03   $    44.36   $    20.68   $ 12.79   $10.00

                                                                   --------   ----------   ----------   -------   ------
Income from investment operations:
Net investment loss...............................................    (0.61)       (0.65)       (0.35)    (0.04)   (0.04)
Net realized and unrealized loss on investments...................   (44.30)       26.59        24.22     10.13     3.15

                                                                   --------   ----------   ----------   -------   ------
Total from investment operations..................................   (44.91)       25.94        23.87     10.09     3.11

                                                                   --------   ----------   ----------   -------   ------
Less distributions:
Distributions from net realized gains.............................    (0.47)       (0.27)       (0.19)    (2.20)   (0.32)

                                                                   --------   ----------   ----------   -------   ------
Total distributions...............................................    (0.47)       (0.27)       (0.19)    (2.20)   (0.32)

                                                                   --------   ----------   ----------   -------   ------
Net asset value, end of period.................................... $  24.65   $    70.03   $    44.36   $ 20.68   $12.79

                                                                   ========   ==========   ==========   =======   ======
Total return (b)..................................................   (64.54)%      58.91%      116.57%    87.23%   31.14%

                                                                   ========   ==========   ==========   =======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $826,510   $3,144,518   $1,130,558   $17,147   $1,459
Ratio of operating expenses to average net assets.................     1.86%        1.66%        1.59%     1.35%    1.48%(d)
Ratio of net investment loss to average net assets................    (1.36)%      (1.20)%      (0.92)%   (0.60)%  (0.48%)(d)
Portfolio turnover................................................       44%          21%          22%      165%     195%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................     1.86%        1.66%        1.59%     2.12%    4.57%(d)

--------------------------------------------------------------------------------
(a)The Munder NetNet Fund Class A Shares commenced operations on August 19,
   1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

                                                                            NetNet Fund(a)
                                        ----------------------------------------------------------------------------------
                                         Year         Year          Year      Period       Year        Year         Period
                                         Ended        Ended        Ended       Ended       Ended       Ended        Ended
                                        6/30/01      6/30/00     6/30/99(c)   6/30/98     6/30/01     6/30/00     6/30/99(c)
                                        Class B      Class B      Class B     Class B     Class C     Class C      Class C
                                        --------    ----------   ----------   -------     --------   ----------   ----------
Net asset value, beginning of period...   $68.98    $    44.03   $    20.68   $17.07      $  69.03   $    44.05    $  19.03

                                        --------    ----------   ----------   ------      --------   ----------    --------
Income from investment operations:
Net investment loss....................    (1.07)        (1.00)       (0.63)   (0.01)        (1.14)       (0.95)      (0.44)
Net realized and unrealized loss on
 investments...........................   (43.34)        26.22        24.17     3.62        (43.30)       26.20       25.65

                                        --------    ----------   ----------   ------      --------   ----------    --------
Total from investment operations.......   (44.41)        25.22        23.54     3.61        (44.44)       25.25       25.21

                                        --------    ----------   ----------   ------      --------   ----------    --------
Less distributions:
Distributions from net realized gains..    (0.47)        (0.27)       (0.19)       -         (0.47)       (0.27)      (0.19)

                                        --------    ----------   ----------   ------      --------   ----------    --------
Total distributions....................    (0.47)        (0.27)       (0.19)       -         (0.47)       (0.27)      (0.19)

                                        --------    ----------   ----------   ------      --------   ----------    --------
Net asset value, end of period.........   $24.10    $    68.98   $    44.03   $20.68      $  24.12   $    69.03    $  44.05

                                        ========    ==========   ==========   ======      ========   ==========    ========
Total return (b).......................   (64.80)%       57.71%      114.97%   20.91%       (64.79)%      57.73%     133.26%

                                        ========    ==========   ==========   ======      ========   ==========    ========
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)... $994,140    $3,540,687   $1,265,595   $6,443      $464,624   $1,776,014    $556,828
Ratio of operating expenses to average
 net assets............................     2.61%.        2.41%        2.34%    2.29%(d)      2.61%        2.41%       2.34%(d)
Ratio of net investment loss to average
 net assets............................    (2.11)%       (1.95)%      (1.67)%  (1.27)%(d)    (2.11)%      (1.95)%     (1.66)%(d)
Portfolio turnover.....................       44%           21%          22%     165%           44%          21%         22%
Ratio of operating expenses to average
 net assets without expenses
 reimbursed............................     2.61%         2.41%        2.34%    2.60%(d)      2.61%        2.41%       2.34%(d)

--------------------------------------------------------------------------------
(a)The Munder NetNet Fund Class B Shares and Class C Shares commenced operations on June 1, 1998 and November 3, 1998, respectively.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

             More information about the Funds is available free upon request, including the following:

             ANNUAL/SEMI-ANNUAL REPORTS
             You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

             STATEMENT OF ADDITIONAL INFORMATION
             Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds
               c/o PFPC Inc.
               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds
               c/o PFPC Inc.
               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov

               You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

               You may also find more information about the Funds on the Internet at: www.munder.com. This website is not considered part of the prospectus.

             PROTECHABC&II202

             SEC File Number: 811-7346


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